As filed with the Securities and Exchange Commission on September 30, 2005


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 181


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 182


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                          Citigroup Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:
      X immediately upon filing pursuant to Rule 485, paragraph (b)(1) on _______ pursuant to Rule 485, paragraph (b)(1)
         60 days after filing pursuant to Rule 485, paragraph (a)(1)
         on _________________ pursuant to Rule 485, paragraph (a)(1)
         75 days after filing pursuant to Rule 485, paragraph (a)(2)
         on _________________ pursuant to Rule 485, paragraph (a)(2)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Brown Advisory Growth Equity Fund, Brown Advisory International Fund, Brown Advisory Real Estate Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Value Equity Fund.

[LOGO] BROWN ADVISORY
                                  PROSPECTUS
                                OCTOBER 1, 2005
                       BROWN ADVISORY GROWTH EQUITY FUND
                             Institutional Shares
                       BROWN ADVISORY VALUE EQUITY FUND
                             Institutional Shares
                     BROWN ADVISORY SMALL-CAP GROWTH FUND
                             Institutional Shares
                                   A Shares
                      BROWN ADVISORY SMALL-CAP VALUE FUND
                       BROWN ADVISORY INTERNATIONAL FUND
                             Institutional Shares
                        BROWN ADVISORY REAL ESTATE FUND
                             Institutional Shares
    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
      COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS [LOGO] BROWN ADVISORY

          RISK/RETURN SUMMARY                                      3
               Brown Advisory Growth Equity Fund                   3
                    Investment Objective                           3
                    Principal Investment Strategies                3
                    Summary of Principal Investment Risks          5
                    Who May Want to Invest in the Fund             5
                    Performance Information                        5
               Brown Advisory Value Equity Fund                    8
                    Investment Objective                           8
                    Principal Investment Strategies                8
                    Summary of Principal Investment Risks         10
                    Who May Want to Invest in the Fund            10
                    Performance Information                       10
               Brown Advisory Small-Cap Growth Fund               13
                    Investment Objective                          13
                    Principal Investment Strategies               13
                    Summary of Principal Investment Risks         14
                    Who May Want to Invest in the Fund            14
                    Performance Information                       15
               Brown Advisory Small-Cap Value Fund                17
                    Investment Objective                          17
                    Principal Investment Strategies               17
                    Summary of Principal Investment Risks         19
                    Who May Want to Invest in the Fund            19
                    Performance Information                       19
               Brown Advisory International Fund                  22
                    Investment Objective                          22
                    Principal Investment Strategies               22
                    Summary of Principal Investment Risks         24
                    Who May Want to Invest in the Fund            24
                    Performance Information                       24
               Brown Advisory Real Estate Fund                    27
                    Investment Objective                          27
                    Principal Investment Strategies               27
                    Summary of Principal Investment Risks         29
                    Who May Want to Invest in the Fund            29
                    Performance Information                       30
          FEE TABLES                                              33
          PRINCIPAL INVESTMENT RISKS                              36

[LOGO] BROWN ADVISORY

        MANAGEMENT                                                  42
                  The Advisor and Sub-Advisors                      42
                  Portfolio Managers                                44
                  Other Service Providers                           51
                  Fund Expenses                                     51
        YOUR ACCOUNT                                                52
                  How to Contact the Funds                          52
                  General Information                               52
                  Buying Shares                                     55
                  Selling Shares                                    62
                  Exchange Privileges                               66
                  Choosing a Share Class -- Brown
                    Advisory Small-Cap Growth Fund                  68
                  Retirement Accounts                               73
        OTHER PERFORMANCE INFORMATION                               74
                  Past Performance of William K. Morrill,
                    Portfolio Manager -- Brown Advisory
                    Real Estate Fund                                74
                  Past Performance of Cardinal Capital
                    Management, L.L.C., Sub-Advisor --
                    Brown Advisory Small-Cap Value Fund             77
                  Past Performance of Philadelphia
                    International Advisors, LP, Sub-Advisor
                    -- Brown Advisory International Fund            79
                  Past Performance of Walter Scott &
                    Partners Limited, Sub-Advisor -- Brown
                    Advisory International Fund                     82
        OTHER INFORMATION                                           85
                  Distributions                                     85
                  Taxes                                             85
                  Organization                                      86
        FINANCIAL HIGHLIGHTS                                        88

RISK/RETURN SUMMARY [LOGO] BROWN ADVISORY
CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.





MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
This Prospectus offers the following funds (each a "Fund" and collectively, the "Funds") and classes thereof:

                      FUND                            CLASSES
      Brown Advisory Growth Equity Fund    Institutional Shares
      Brown Advisory Value Equity Fund     Institutional Shares
      Brown Advisory Small-Cap Growth Fund Institutional Shares; A Shares

      Brown Advisory Small-Cap Value Fund  Not applicable
      Brown Advisory International Fund    Institutional Shares
      Brown Advisory Real Estate Fund      Institutional Shares

BROWN ADVISORY GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund primarily invests in domestic companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund also primarily invests in medium and large market capitalization companies. Medium and large market capitalization companies are those with market capitalizations of greater than $1 billion at the time of their purchase and as of each purchase made by the Fund thereafter.

[LOGO] BROWN ADVISORY
CONCEPTS TO UNDERSTAND
PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.
PRICE/SALES RATIO means the amount an investor is willing to pay for a dollar of revenue.
PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that the Advisor believes have:
  . Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
  . Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise
  . A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then focuses on those companies that have the ability to grow at above average rates over several years, given the Advisor's belief that superior investment returns are better achieved by low portfolio turnover. Factors considered include:
  .  Product cycles, pricing flexibility and product or geographic mix
  .  Cash flow and financial strength to fund growth
  . Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a range of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:
  . The stock subsequently fails to meet the Advisor's initial investment criteria
  . A more attractively priced stock is found or if funds are needed for other purposes
  . The stock becomes overvalued relative to the long-term expectation for the stock price.

  [LOGO] BROWN ADVISORY
TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


See "Principal Investment Risks" for further information.



WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.


PERFORMANCE INFORMATION
The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.
5

[LOGO] BROWN ADVISORY
PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.
Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.

                                    [CHART]
         2000        2001        2002         2003        2004
         ----        ----        ----         ----        ----
        -9.53%      -9.35%     -28.06%       29.89%       4.84%


    The calendar year-to-date total return as of June 30, 2005 was -0.39%.

During the periods shown in the chart, the highest quarterly return was 17.92% (for the quarter ended December 31, 2001) and the lowest quarterly return was -18.64% (for the quarter ended September 30, 2001).

  [LOGO] BROWN ADVISORY

AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2004, to the S&P 500 Index, the Fund's primary benchmark, and the Russell 1000(R) Growth Index.


                                             1      5        SINCE
        INSTITUTIONAL SHARES                YEAR  YEARS  INCEPTION/(1)/
        Return Before Taxes                 4.84% -4.28%    -2.41%
        Return After Taxes on Distributions 4.79% -4.38%    -2.51%


        Return After Taxes on Distributions and
        Sale of Fund Shares                      3.21% -3.64% -2.09%
        ------------------------------------------------------------
        S&P 500 INDEX                           10.88% -2.30% -0.21%
        RUSSELL 1000 GROWTH INDEX                6.30% -9.29% -4.66%

/(1)/The Fund commenced operations on June 28, 1999.
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

The Russell 1000 Growth Index consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market. The Russell 1000 Growth Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Growth Index's performance does not reflect the effect of expenses.
7

[LOGO] BROWN ADVISORY
CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.
PRICE/SALES RATIO means the amount an investor is willing to pay for a dollar of revenue.
PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.
BROWN ADVISORY VALUE EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations ("80% Policy"). Medium and large market capitalization companies are those with market capitalizations of greater than $1 billion at the time of their purchase and as of each purchase made by the Fund thereafter. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.
Although there are no formal sector/industry limitations, the Fund's portfolio is well diversified across many industries. Emphasis is placed on companies that are fundamentally solid, financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder sensitive management. This approach, when combined with strong valuation discipline and margin of safety considerations, generally builds a portfolio with lower than market valuation, albeit with better fundamentals.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries whose prices are currently undervalued. Superior companies are businesses that the Advisor believes have:
  . Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
  . Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise
  . A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

  [LOGO] BROWN ADVISORY
The Advisor then focuses on those companies that have the ability to grow at above average rates over several years despite lower short-term projected earnings. Factors considered include:
  .  Product cycles, pricing flexibility and product or geographic mix
  .  Cash flow and financial strength to fund growth
  . Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a range of valuation techniques including analyses of price/earnings ratios, price/sale ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:
  . The stock has reached its target price level and its present reward/risk ratio is unattractive
  . The stock is close to its target price level and its present reward/risk ratio is unattractive compared to a candidate company or an attractively valued existing holding
  . The company's fundamentals have deteriorated in a material, long term manner.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
9

[LOGO] BROWN ADVISORY
SUMMARY OF PRINCIPAL INVESTMENT RISKS



GENERAL MARKET RISK. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.


See "Principal Investment Risks" for further information.



WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.


PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by comparing the Fund's performance to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

  [LOGO] BROWN ADVISORY
CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.

                                    [CHART]
                                      2004
                                     ------
                                     12.57%


     The calendar year-to-date total return as of June 30, 2005 was 1.54%.


During the periods shown in the chart, the highest quarterly return was 8.95% (for the quarter ended December 31, 2004) and the lowest quarterly return was -3.33% (for the quarter ended September 30, 2004).


AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2004, to the Russell 1000 Value Index, the Fund's primary benchmark, and the S&P 500 Index.


                                                 1        SINCE
           INSTITUTIONAL SHARES                 YEAR  INCEPTION/(1)/
           Return Before Taxes                 12.57%    24.21%
           Return After Taxes on Distributions 10.54%    22.08%


             Return After Taxes on Distributions and
             Sale of Fund Shares                      8.64% 19.72%
             -----------------------------------------------------
             RUSSELL 1000 VALUE INDEX                16.49% 25.84%
             S&P 500 INDEX                           10.88% 21.79%

/(1)/The Fund commenced operations on January 28, 2003.
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ
11

[LOGO] BROWN ADVISORY
from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 1000 Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Value Index's performance does not reflect the effect of expenses.

The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

  [LOGO] BROWN ADVISORY
CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.


FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition to help forecast the future value of its stock price. This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development and management productivity.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
BROWN ADVISORY SMALL-CAP GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies ("80% Policy"). The Fund seeks investments in growth companies. Small companies are those companies whose market capitalizations are equal to or less than the greater of (i) $1.5 billion or (ii) that of the company with the largest market capitalization company included in the Russell 2000(R) Index ("Market Capitalization Range"). If 80% of the Fund's net assets (including borrowings for investments) are not invested in small domestic companies due to, among other things, changes in the market capitalizations of those companies in the Fund's portfolio, the Fund will limit new investments to domestic growth companies within the Market Capitalization Range. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.


THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by identifying a universe of small companies. From these companies, the Advisor selects those with the potential to grow earnings at an above average rate annually and a market capitalization within the Market Capitalization Range. The Advisor then performs a fundamental analysis of these companies. The Advisor uses the data to identify companies that have:

  . Significant business opportunities relative to their operating history and size
  .  Proprietary products, services or distribution systems
  .  Management with a plan that the Advisor can understand and monitor
  .  Attractively priced stocks compared to their growth potential.
13

[LOGO] BROWN ADVISORY


THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock if:
  . The stock subsequently fails to meet the Advisor's initial investment criteria
  . A more attractively priced stock is found or if funds are needed for other purposes
  . The stock becomes overvalued relative to the long-term expectation for the stock price.


TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.


See "Principal Investment Risks" for further information.



WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

  [LOGO] BROWN ADVISORY
The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.


PERFORMANCE INFORMATION
The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and how the returns of the Fund's Institutional Shares and A Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Fund shares issued and outstanding as of July 17, 2002 were reclassified as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.

                                    [CHART]
 2000    2001    2002    2003    2004
------  ------  ------  ------  ------
-15.59% -12.96% -39.41% 52.37%   7.82%


    The calendar year-to-date total return as of June 30, 2005 was -1.95%.

During the periods shown in the chart, the highest quarterly return was 34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46 % (for the quarter ended September 30, 2001).
15

[LOGO] BROWN ADVISORY

AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2004, to those of the Russell 2000(R) Growth Index. The table also compares the average annual total return before taxes of A Shares to the Russell 2000 Growth Index. After-tax returns for A Shares will vary.


                                                      1      5      SINCE
                                                     YEAR  YEARS  INCEPTION
     Institutional Shares/(1)/ -- Return Before
     Taxes                                           7.82% -6.07%   2.08%
     Institutional Shares/(1)/ -- Return After Taxes
     on Distributions                                7.82% -6.22%   1.94%


   Institutional Shares/(1)/ -- Return After Taxes
   on Distributions and Sale of Fund Shares         5.08% -5.08%  1.76%
   A Shares/(2)/ -- Return Before Taxes             1.41%    N/A 26.56%
   -------------------------------------------------------------------------
   RUSSELL 2000 GROWTH INDEX                       14.31% -3.57%  1.56%/(3)/

/(1)/Institutional Shares commenced operations on June 28, 1999.
/(2)/A Shares commenced operations on September 20, 2002.
/(3)/For the period from June 28, 1999 through December 31, 2004.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price/book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000(R) Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is unmanaged and reflects reinvestment of all dividends paid by stocks included in the index. Unlike performance of the Fund, the Russell 2000 Growth Index's performance does not reflect the effect of expenses.

  [LOGO] BROWN ADVISORY
CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
BROWN ADVISORY SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small companies that are traded primarily in the U.S. securities markets ("80% Policy"). Small companies are those companies whose market capitalizations are less than $2.5 billion at the time of their purchase. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.


The Fund primarily invests in the securities of companies that Cardinal Capital Management, L.L.C., the Fund's Sub-Advisor ("Cardinal"), believes are undervalued based on the companies' ability to generate cash flow beyond that required for normal operations and reinvestment in the business. Importantly, management could use this excess cash flow to pay dividends, make acquisitions, pay down debt and/or buy back stock.

THE SUB-ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES Cardinal looks for companies that are believed to have stable and predictable businesses that generate cash flow in excess of what is needed to pay all expenses and reinvest in the business, and have competent and motivated management teams. Cardinal also seeks companies whose securities are undervalued because of temporary issues that are likely to be resolved in the near future.

Cardinal focuses on gathering information on companies that are not well known to most institutional investors, by developing opinions on companies or businesses that are contrary to prevailing thinking, or by investigating corporate events (such as substantial share repurchases or insider buying) that may signal a company's undervaluation. Once investment opportunities are identified, Cardinal researches prospective companies by analyzing regulatory financial disclosures, and by speaking with industry experts and company management. The purpose of this research is to get a clear understanding of the company's business model, competitive advantages and capital allocation discipline.
17

[LOGO] BROWN ADVISORY
Cardinal anticipates that the Fund's portfolio will consist of 45 to 60 positions, broadly diversified across industries and market sectors. Position sizes range from 1% to 4% of net assets measured at cost at the time of investment. Cardinal considers several factors in determining position size including the predictability of the business, the level of the stock price relative to the targeted purchase price, trading liquidity and catalysts that should result in stock price appreciation. Such catalysts may include the redeployment of excess cash to benefit shareholders, a turnaround in operations, the sale or liquidation of unprofitable operations, an accretive acquisition or merger, a change in management, an improvement in industry prospects or the cessation of circumstances which have depressed operating results.

THE SUB-ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES Portfolio securities are sold for a number of reasons, including the stock's expected return falling below 20% either due to price appreciation or adverse changes in company fundamentals, the market capitalization of the position reaching $5 billion, or the existence of better relative values elsewhere. Cardinal monitors the companies in the Fund's portfolio. Cardinal may sell a stock or reduce its position in a stock if:
  . The stock subsequently fails to meet Cardinal's initial investment criteria . A more attractively priced stock is found or if funds are needed for other purposes
  . The stock becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

  [LOGO] BROWN ADVISORY


SUMMARY OF PRINCIPAL INVESTMENT RISKS



GENERAL MARKET RISK. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.


See "Principal Investment Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.


PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by comparing the Fund's performance to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.
19

[LOGO] BROWN ADVISORY

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund for each full calendar year that the Fund has operated.


                                    [CHART]
                                    2004
                                   ------
                                   22.76%


     The calendar year-to-date total return as of June 30, 2005 was 5.98%.


During the periods shown in the chart, the highest quarterly return was 12.91% (for the quarter ended December 31, 2004) and the lowest quarterly return was -1.45% (for the quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund as of December 31, 2004, to the Russell 2000 Value Index, the Fund's primary benchmark.


                                                 1        SINCE
                                                YEAR  INCEPTION/(1)/
           Return Before Taxes                 22.76%    25.95%
           Return After Taxes on Distributions 21.82%    25.11%


             Return After Taxes on Distributions and
             Sale of Fund Shares                     14.88% 21.66%
             -----------------------------------------------------
             RUSSELL 2000 VALUE INDEX                22.24% 26.47%

/(1)/The Fund commenced operations on January 28, 2003.


After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

  [LOGO] BROWN ADVISORY
hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Value Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 2000 Value Index's performance does not reflect the effect of expenses.
21

[LOGO] BROWN ADVISORY
CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

EMERGING OR DEVELOPING MARKETS means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index ("EAFE Index"). Currently, the countries included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom
BROWN ADVISORY INTERNATIONAL FUND

INVESTMENT OBJECTIVE
The Fund seeks maximum long-term total return consistent with reasonable risk to principal.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small, medium and large size companies located outside of the United States. The Fund expects to diversify its investments across companies located in a number of foreign countries including, but not limited to, Japan, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Norway, Sweden, Australia, Hong Kong and Singapore. The Fund may also invest in emerging or developing markets. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in the securities of companies based in at least three different countries other than the United States. The Fund does not currently intend to concentrate its investments in the securities of companies located in any one country.


The Advisor uses a multi-manager structure and currently employs two sub-advisors with distinct investment styles to manage the Fund's assets on a daily basis. Under this multi-manager structure, the Advisor allocates the Fund's assets to the Sub-Advisors who are currently Philadelphia International Advisors LP ("PIA") and Walter Scott & Partners Limited ("WSPL").


Although the Advisor delegates the day-to-day management of the Fund to the Sub-Advisors, the Advisor retains overall supervisory responsibility for the general management and investment of the Fund's assets. The Advisor has retained an independent consultant to facilitate the selection of additional Sub-Advisors for the Fund, help monitor the performance of the Sub-Advisors and make recommendations regarding asset allocation amongst the Sub-Advisors (the "Consulting Services"). The allocation of assets to each Sub-Advisor may range from 0.00% to 100.00% of the Fund's assets and the Advisor may change the allocations at any time.

  [LOGO] BROWN ADVISORY
THE SUB-ADVISORS' PROCESSES -- PURCHASING PORTFOLIO SECURITIES PIA employs a value oriented investment strategy, which means that it focuses on companies that it believes are undervalued because the price of their common stocks are inexpensive relative to its estimated earnings and/or dividend-paying ability over the long-term. PIA selects stocks to purchase on behalf of the Fund by evaluating information available regarding individual countries and companies. Countries in which the Fund will invest are selected by evaluating a number of factors including, but not limited to, a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth and government policies. Company selection is primarily determined by evaluating a company's growth outlook and market valuation based on price-to-earnings ratios, dividend yields and other operating and financial conditions.

WSPL employs a growth oriented investment strategy and focuses on companies worldwide that provide high return on equity and that operate in industries with above average, sustainable growth. WSPL identifies these companies by conducting detailed proprietary analyses of company financial statements and by conducting extensive interviews of company management regarding issues pertinent to company operations such as future business trends and competitive pressures.


THE SUB-ADVISORS' PROCESSES -- SELLING PORTFOLIO SECURITIES Each Sub-Advisor monitors the companies in the Fund's portfolio allocated to it for management to determine if there have been any fundamental changes in the companies. A Sub-Advisor may sell a stock or reduce its position in a stock if:


  .  It subsequently fails to meet the Sub-Advisor's initial investment criteria

  . A more attractively priced company is found or if funds are needed for other purposes
  . It becomes overvalued relative to the long-term expectation for the stock price

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest in short-term instruments such as money market securities (including commercial paper, certificates of deposit, banker's acceptances and time deposits), U.S. government securities and repurchase agreements. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
23

[LOGO] BROWN ADVISORY
SUMMARY OF PRINCIPAL INVESTMENT RISKS



GENERAL MARKET RISK. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


FOREIGN SECURITIES/EMERGING MARKETS RISK. Foreign securities; including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risk. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.


See "Principal Investment Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves
  .  Cannot tolerate the risks of global investments.


PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by comparing the Fund's performance to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

  [LOGO] BROWN ADVISORY
CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.

                                    [CHART]
                                      2004
                                     ------
                                     16.25%


    The calendar year-to-date total return as of June 30, 2005 was -1.28%.


During the periods shown in the chart, the highest quarterly return was 13.20% (for the quarter ended December 31, 2004) and the lowest quarterly return was 0.03% (for the quarter ended September 30, 2004).


AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2004, to the MSCI EAFE Index, the Fund's primary benchmark.


                                                 1        SINCE
           INSTITUTIONAL SHARES                 YEAR  INCEPTION/(1)/
           Return Before Taxes                 16.25%    29.66%
           Return After Taxes on Distributions 11.97%    26.37%


           Return After Taxes on Distributions and
           Sale of Fund Shares                     12.39% 24.20%
           ----------------------------------------------------------
           MSCI EAFE INDEX                         20.25% 33.50%/(2)/

/(1)/The Fund commenced operations on January 28, 2003.

/(2)/For the period from January 31, 2003 through December 31, 2004.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ
25

[LOGO] BROWN ADVISORY
from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE") is an unmanaged market capitalization-weighted equity index comprising 21 of the 49 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated without change, into regional MSCI indices. The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the MSCI EAFE Index's performance does not reflect the effect of expenses.

  [LOGO] BROWN ADVISORY



CONCEPTS TO UNDERSTAND

EQUITY AND EQUITY RELATED SECURITIES include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks and preferred stocks.
REITS are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.
EQUITY REIT refers to a REIT that invests the majority of its assets directly in real estate and derives its income primarily from rent.
MORTGAGE REIT refers to a REIT that invests the majority of its assets in real estate mortgages and derives its income primarily from interest payments. HYBRID REIT refers to a REIT that combines the characteristics of both Equity REITs and Mortgage REITs.

BROWN ADVISORY REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks to produce a high level of current income as its primary objective and achieve capital appreciation as its secondary objective. PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity and equity related securities issued by "real estate companies," such as real estate investment trusts ("REITs") ("80% Policy"). A real estate company is a company that, at the time of the Fund's initial purchase, derives at least 50% of its revenues from the ownership, financing, construction, management or sale of commercial, industrial, or residential real estate or has at least 50% of it assets invested in such real estate. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

In seeking to fulfill its investment objective, the Fund generally focuses its investment in REITs. The Fund anticipates that it will invest primarily in securities issued by equity REITs that are expected to have an above-average dividend rate relative to the REITs in the Fund's benchmark. The Fund intends to use these REIT dividends to help the Fund meet its primary investment objective of producing a high level of current income. The Fund may also invest in mortgage REITs and hybrid REITs. In addition to income from rent and interest, REITs may realize capital gains by selling properties or other assets that have appreciated in value.

The Fund may invest up to 20% of its net assets in investment grade fixed income securities of issuers, including real estate companies, governmental issuers and corporations. An investment grade fixed income security is (i) rated in one of the four highest long-term or two highest short-term ratings categories by a nationally recognized statistical rating organization or (ii) is unrated and deemed to be of comparable quality to rated securities by the Advisor at the time of purchase. To the extent the Fund invests in such fixed income securities, it will invest primarily in securities with short to intermediate maturity (10 years or less), but may invest in fixed income securities of any maturity.

[LOGO] BROWN ADVISORY
THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor uses fundamental real estate analysis and quantitative securities analysis to select investments in real estate companies that the Advisor believes will have favorable dividend yields and whose securities are attractively valued relative to comparable real estate companies. The Advisor uses the qualitative and quantitative data from its analyses to identify companies that have:
  .  Quality real estate portfolios in markets with some barriers to entry
  .  Attractive lease rollover schedules
  . Conservative financial structures that allow access to the capital markets in good and bad economic periods
  . Dividends that are not only covered by current cash flow, but also have the potential for growth
  . Management with capability to add value to their real estate portfolios through acquisitions, development, renovations, and financial positioning.


THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:
  . The stock has reached its target price level and its present reward/risk ratio is unattractive
  . The stock is close to its target price level and its present reward/risk ratio is unattractive compared to a candidate company or a more attractively valued existing holding
  . The company's fundamentals have deteriorated in a material, long-term manner.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

  [LOGO] BROWN ADVISORY
SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.


REAL ESTATE MARKET RISK. The value of your investment in the Fund may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.




INTEREST RATE RISK. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.


CREDIT RISK. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's fixed income portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.


NON-DIVERSIFICATION RISK. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.


REIT RISK. The Fund will bear its ratable share of a REIT's expenses including management, operating and administrative costs in addition to the Fund's operating expenses.


See "Principal Investment Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  . Are willing to tolerate share price volatility of equity investing . Are pursuing current income and long term growth of capital
  .  Are willing to accept higher short-term risk.
29

[LOGO] BROWN ADVISORY
The Fund may NOT be appropriate for you if you:
  .  Need stability of principal
  .  Cannot tolerate the possibility of sharp price swings and market declines
  .  Do not want to invest in a concentrated portfolio of real estate companies.




PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by comparing the Fund's performance to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.

                                    [CHART]
                                     2004
                                    ------
                                    25.23%


     The calendar year-to-date total return as of June 30, 2005 was 3.95%.


During the periods shown in the chart, the highest quarterly return was 12.91% (for the quarter ended December 31, 2004) and the lowest quarterly return was -8.44% (for the quarter ended June 30, 2004).

  [LOGO] BROWN ADVISORY

AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2004, to the NAREIT Equity Index and the NAREIT Composite Index.




                                                   1        SINCE
         INSTITUTIONAL SHARES                     YEAR  INCEPTION/(1)/
         Return Before Taxes                     25.23%    25.83%
         Return After Taxes on Distributions     23.39%    23.88%
         Return After Taxes on Distributions and
         Sale of Fund Shares                     16.29%    20.74%
         -------------------------------------------------------------


         NAREIT EQUITY INDEX                      31.58% 32.56%
         NAREIT COMPOSITE INDEX                   30.41% 31.91%
         S&P 500 INDEX                            10.88% 15.56%

/(1)/ The Fund commenced operations on December 10, 2003.


After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The NAREIT Equity Index is a commonly used index measuring the performance of all publicly-traded real estate investment trusts that are Equity REITs as determined and compiled by the National Association of Real Estate Investment Trusts. The NAREIT Equity Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the NAREIT Equity Index's performance does not reflect the effect of expenses.


The NAREIT Composite Index is a commonly used index measuring the performance of all publicly-traded real estate investment trusts as determined and compiled by the National Association of Real Estate Investment Trusts.
31

[LOGO] BROWN ADVISORY
The NAREIT Composite Value Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the NAREIT Composite Index's performance does not reflect the effect of expenses.



The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

FEE TABLES [LOGO] BROWN ADVISORY
The following tables describe the various fees and expenses that you will pay if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund class. Operating expenses, which include fees of the Advisor, are paid out of a Fund class' assets and are factored into a Fund class' share price rather than charged directly to shareholder accounts.

                                                   BROWN ADVISORY BROWN ADVISORY      BROWN ADVISORY
SHAREHOLDER FEES                                   GROWTH EQUITY   VALUE EQUITY      SMALL-CAP GROWTH
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               FUND           FUND                FUND
                                                   INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL     A
                                                       SHARES         SHARES        SHARES       SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)       None           None          None      5.50%/(1)/
Maximum Deferred Sales Charge (Load) Imposed
on Redemptions (as a percentage of the sale price)      None           None          None       None/(2)/

Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                                None           None          None        None
Redemption Fee (as a percentage of amount
redeemed)                                              1.00%/(3)/      1.00%/(3)/     1.00%/(3)/ None
Exchange Fee (as a percentage of amount redeemed)      1.00%/(3)/      1.00%/(3)/    1.00%/(3)/  None

Maximum Account Fee                                     None           None          None         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                        0.75%           0.75%         1.00%        1.00%


Distribution (12b-1) Fees                               None            None         None         0.25%
Other Expenses/(4)/                                    0.37%           0.27%         0.29%        0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES/(4)/              1.12%           1.02%         1.29%        1.73%

/(1)/No initial sales charge is applied to purchases of $1 million or more. /(2)/A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.
/(3)/Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" and "Exchange Privileges" for additional information.

/(4)/Based on projected amounts for each Fund's fiscal year ending May 31, 2006.

[LOGO] BROWN ADVISORY

                                                    BROWN ADVISORY  BROWN ADVISORY BROWN ADVISORY
SHAREHOLDER FEES                                    SMALL-CAP VALUE INTERNATIONAL   REAL ESTATE
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                FUND            FUND           FUND
                                                                    INSTITUTIONAL  INSTITUTIONAL
                                                                        SHARES         SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                  None            None           None
Maximum Deferred Sales Charge (Load) Imposed on
Redemptions (as a percentage of the offering price)      None            None           None
Maximum Sales Charge (Load) Imposed on Reinvested
Distributions                                            None            None           None
Redemption Fee (as a percentage of amount redeemed) 1.00%/(1)/     1.00%/(1)/     1.00%/(1)/
Exchange Fee (as a percentage of amount redeemed)   1.00%/(1)/    1.00%/(1)/      1.00%/(1)/

Maximum Account Fee                                      None            None           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         1.00%           1.05%/(2)/      0.75%
Distribution (12b-1) Fees                               None            None            None
Other Expenses/(2)/                                     0.31%           0.29%           0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES/(2)/               1.31%           1.34%           1.29%

/(1)/Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" and "Exchange Privileges" for additional information.

/(2)/Based on projected amounts for each Fund's fiscal year ending May 31, 2006.

  [LOGO] BROWN ADVISORY
EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund or class thereof for the time periods indicated, you pay the applicable maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's (or class') Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




            BROWN         BROWN            BROWN           BROWN        BROWN         BROWN
          ADVISORY      ADVISORY          ADVISORY        ADVISORY    ADVISORY      ADVISORY
           GROWTH         VALUE          SMALL-CAP       SMALL-CAP  INTERNATIONAL  REAL ESTATE
         EQUITY FUND   EQUITY FUND      GROWTH FUND      VALUE FUND     FUND          FUND
        INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   A               INSTITUTIONAL INSTITUTIONAL
           SHARES        SHARES        SHARES     SHARES               SHARES        SHARES
1 YEARS    $  114        $  104        $  131     $  716   $  133      $  136        $  131
3 YEARS    $  356        $  325        $  409     $1,065   $  415      $  425        $  409
5 YEARS    $  617        $  563        $  708     $1,437   $  718      $  734        $  708
10 YEARS   $1,363        $1,248        $1,556     $2,479   $1,579      $1,613        $1,556

[LOGO] BROWN ADVISORY PRINCIPAL INVESTMENT RISKS




An investment in a Fund is subject to one or more of the risks identified in the following table. The identified risks are discussed in more detail in the disclosure that immediately follows the table.


                 FUND                                   RISK
 Brown Advisory Growth Equity Fund      General Market Risk
 Brown Advisory Value Equity Fund       General Market Risk; Smaller Company
                                        Risk
 Brown Advisory Small-Cap Growth Fund   General Market Risk; Smaller Company
                                        Risk
 Brown Advisory Small-Cap Value Fund    General Market Risk; Smaller Company
                                        Risk
 Brown Advisory International Fund      General Market Risk; Foreign
                                        Securities Risk; Emerging Markets Risk
 Brown Advisory Real Estate Fund        General Market Risk; Smaller Company
                                        Risk; Real Estate Market Risk;
                                        Interest Rate Risk; Credit Risk;
                                        Non-Diversification Risk; REIT Risk


GENERAL MARKET RISK


An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The NAV of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program. You could lose money on your investment in a Fund or a Fund could underperform other investments. Other general market risks include:


  . The market may not recognize what the Advisor or a Sub-Advisor believes to be the true value or growth potential of the stocks held by a Fund


  . The earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline

  [LOGO] BROWN ADVISORY

  . The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company


  . The Advisor's or a Sub-Advisor's judgment as to the growth potential or value of a stock may prove to be wrong


  . A decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities


  . If a Fund invests in value stocks, value stocks can react differently to market, political and economic developments than other types of stocks and the market as a whole.


SMALLER COMPANY RISK


If a Fund invests in smaller companies, an investment in that Fund can have more risk than investing in larger, more established companies. An investment in a Fund may have the following additional risks:


  . Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available


  . Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies


  . Changes in the value of smaller company stocks may not mirror the fluctuation of the general market


  . More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.


For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

[LOGO] BROWN ADVISORY

FOREIGN SECURITIES RISK


If a Fund invests in foreign securities, an investment in that Fund will have the following additional risks:


  . Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets


  . Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities


  . Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar


  . Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies


  . Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems


  . Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.


  . Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund' shareholders.


EMERGING MARKETS RISK


If a Fund invests in emerging markets, markets that can have more risk than investing in developed foreign markets, an investment in that Fund may have the following additional risks:


  . Information about the companies in these countries is not always readily available

  [LOGO] BROWN ADVISORY

  . Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets


  . Greater political and economic uncertainties exist in emerging markets than in developed foreign markets


  . The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries


  . Very high inflation rates may exist in emerging markets and could negatively impact a country's economy and securities markets


  . Emerging markets may impose restrictions on the Fund's ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund


  . Certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar


  . Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could effect the value of the Fund's investments


  . Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.


For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.


REAL ESTATE MARKET RISK


A Fund that invests in real estate companies is subject to the risks of the real estate market including:


  .  Declines in the value of real estate

[LOGO] BROWN ADVISORY

  .  Changes in interest rates


  .  Lack of available mortgage funds or other limits on obtaining capital


  .  Overbuilding


  .  Extended vacancies of properties


  .  Increases in property taxes and operating expenses


  .  Changes in zoning laws and regulations


  .  Casualty or condemnation losses.


INTEREST RATE RISK


If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.


CREDIT RISK


The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security's credit rating declines. Accordingly, the value of your investment in a Fund may change in response to changes in the credit ratings of that Fund's portfolio securities. A Fund may invest in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.


NON-DIVERSIFICATION RISK


If a Fund is "non-diversified," its investments are not required to meet certain diversification requirements under Federal law. A "non-diversified" Fund is permitted to invest a greater percentage of its assets in the securities of a single

  [LOGO] BROWN ADVISORY

issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.


REIT RISK


If a Fund invests in a REIT, the Fund will bear a proportionate share of the REIT's on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

[LOGO] BROWN ADVISORY MANAGEMENT
Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.
THE ADVISOR AND SUB-ADVISORS

Each Fund's Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Advisor has provided investment advisory services to each Fund since each Fund's inception. The Advisor does business under the name of Brown Advisory, Inc. The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company. The Advisor and its affiliates ("Brown") have provided investment advisory and management services to clients for over 10 years. As of June 30, 2005, the Advisor and its affiliates had approximately $5.6 billion of assets under management.

The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund's average annual daily net assets as indicated below. For the fiscal period/year ended May 31, 2005, the Advisor received, after applicable fee waivers, an advisory fee at an annual rate of each Fund's average annual daily net assets as follows:

                                                 ANNUAL    ADVISORY FEE
                                              ADVISORY FEE   RETAINED
         Brown Advisory Growth Equity Fund       0.75%        0.67%
         Brown Advisory Value Equity Fund        0.75%        0.74%
         Brown Advisory Small-Cap Growth Fund    1.00%        1.00%


                Brown Advisory Small-Cap Value Fund 1.00% 0.92%
                Brown Advisory International Fund   1.02% 0.99%
                Brown Advisory Real Estate Fund     0.75% 0.38%

  [LOGO] BROWN ADVISORY
The Advisor is also entitled to receive a maximum annual fee of 0.05% of the Fund's average daily net assets of Brown Advisory International Fund as reimbursement for Consulting Services costs incurred with respect to the Fund.

Subject to the general control of the Board, the Advisor is directly responsible for making the investment decisions for Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Real Estate Fund.


Subject to the general control of the Board and the Advisor, the following sub-advisors (each a "Sub-Advisor) make the investment decisions for the following Funds:

                 FUND                                SUB-ADVISOR
 Brown Advisory Small-Cap Value Fund    Cardinal Capital Management, L.L.C.
                                        ("Cardinal")
 Brown Advisory International Fund      Philadelphia International Advisors,
                                        LP ("PIA")
                                        Walter Scott & Partners Limited
                                        ("WSPL")



Cardinal, One Fawcett Place, Greenwich, Connecticut 06830, commenced operations as a Delaware limited liability company in 1995 and provides investment advisory services for clients, including endowments, public and private pension funds, and high net worth individuals seeking investments in small value companies. Brown Advisory Small-Cap Value Fund is the first mutual fund for which Cardinal has provided investment advisory services. For its advisory services provided to Brown Advisory Small-Cap Value Fund, Cardinal receives an advisory fee from the Advisor at an annual rate of 0.75% of the Fund's average daily net assets. As of June 30, 2005, the Sub-Advisor had over $1.15 billion of assets under management.


PIA, One Liberty Place, 1650 Market Street, Philadelphia, Pennsylvania 19103, is a limited partnership founded in 2001 to provide investment advisory services for those seeking international equity investments. PIA has served as a Sub-Advisor to Brown advisory International Fund since the Fund's inception in January 2003. As of June 30, 2005, PIA had approximately $5.58 billion of assets under management.


WSPL, One Charlotte Square, Edinburgh EH2 4DZ Scotland, was founded in 1983 and is a corporation organized under the laws of Scotland. WSPL
43

[LOGO] BROWN ADVISORY

provides investment advisory services to institutions, charitable organizations, state and municipal governments, investment companies (including mutual funds), pension and profit sharing plans (other than plan participants), and other pooled investments. WSPL has served as a Sub-Advisor to Brown Advisory International Fund since September 2004. As of June 30, 2005, WSPL had approximately $19.3 billion of assets under management.


The Trust, on behalf of Brown Advisory International Fund, and the Advisor have applied for exemptive relief from the U.S. Securities and Exchange Commission to permit the Advisor, with the approval of the Board, to appoint and replace Fund sub-advisors and to enter into and approve amendments to sub-advisory agreements without obtaining shareholder approval. Pursuant to the application for exemptive relief, the Trust will be required to notify shareholders of the retention of a new Fund sub-advisor within 90 days after the hiring of the new sub-advisor.


A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreements between the Trust and the Advisor and the Sub-Advisory Agreement between the Advisor and each of Cardinal, PIA and WSPL will be included in the Funds' semi-annual report for the six months ended November 30, 2005 and is currently available in the SAI.

PORTFOLIO MANAGERS

BROWN ADVISORY GROWTH EQUITY FUND An investment team has managed the Fund's portfolio since its inception in 1999. Mr. Geoffrey R.B. Carey, the team's chairman since the Fund's inception, works with the team on developing and executing the Fund's investment program. The following team members have decision-making authority over the day-to-day management of the Fund's assets:




  GEOFFREY R.B. CAREY, CFA has been a member of Brown's senior management since 1998 and Chairman of Brown's Large-Cap Growth Equity Team since 1996. Mr. Carey and Mr. Stuzin share responsibility for the day-to-day management of the Fund but Mr. Carey retains final decision making authority with respect to the Fund's management. Prior to joining the Advisor in 1996, Mr. Carey spent over seven years with J.P, Morgan Investment Management ("J.P. Morgan") most recently as Vice President and Portfolio Manager in Geneva, Switzerland, where he was

  [LOGO] BROWN ADVISORY
  responsible for global investment portfolios for non-U.S. clients. While at J.P. Morgan, he managed the firms U.S. equity exposure for its overseas offices. He received his B.A. from Washington & Lee University in 1984 and his M.B.A. from the University of North Carolina in 1989.


  KENNETH M. STUZIN, CFA has been a member of Brown's senior management since 1998 and Vice Chairman of Brown's Large-Cap Growth Equity Team since 1996. Mr. Stuzin has also served as the Vice Chairman of the Fund's investment committee since the Fund's inception. Mr. Carey and Mr. Stuzin share responsibility for the day-to-day management of the Fund but Mr. Carey retains final decision making authority with respect to the Fund's management. Mr. Stuzin also chairs the Firm's Strategic Investment Committee, coordinating both strategic and tactical asset allocation. Prior to joining Brown in 1996, he was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to that, he was a quantitative portfolio strategist in New York, advising clients on capital markets issues and strategic asset allocation decisions. Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.





  PAUL J. CHEW, CFA has been a member of Brown's senior management since 2001 and Director of Equity Research since 1995. Mr. Chew has been a member of the Fund's investment team since the Fund's inception in 1999. Mr. Chew also serves as the Advisor's technology analyst and is a member of the Advisor's Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he was a cash manager in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.



BROWN ADVISORY VALUE EQUITY FUND An investment team has managed the Fund's portfolio since its inception in 2003. Mr. Richard M. Bernstein, the team's chairman since the Fund's inception in 2003, works with the team on developing and executing the Fund's investment program. The following team members have decision-making authority over the day-to-day management of the Fund's assets:



  RICHARD M. BERNSTEIN, CFA has been a member of Brown's senior management since 1998 and Chairman of Brown's Large-Cap Value Equity

[LOGO] BROWN ADVISORY


  Team since 1998. Mr. Berstein and Mr. Lysik share responsibility for the day-to-day management of the Fund but Mr. Berstein retains final decision making authority with respect to the Fund's management. Prior to joining the Advisor in 1993, Mr. Bernstein was Vice President and Director of Research at Mercantile-Safe Deposit & Trust Company where he was responsible for equity fund management and research. Prior to that, he served as President of the Baltimore Security Analysts Society. He received a B.A. and M.A. from The Johns Hopkins University in 1979 and 1983, respectively.



  DANIEL G. LYSIK, CFA has been a member of Brown's senior management since 2003 and Vice Chairman of Brown's Large-Cap Value Equity Team since 2003. Mr. Berstein and Mr. Lysik share responsibility for the day-to-day management of the Fund but Mr. Berstein retains final decision making authority with respect to the Fund's management. From 1997 to 2003, Mr. Lysik served as a Portfolio Manager and Analyst on Brown's Large-Cap Equity Team. Prior to business school, he was an analyst at Morgan Stanley & Co. and PaineWebber, Inc. He received a B.A. from Rutgers College in 1993 and a M.B.A. from Columbia University in 1997.



  PAUL J. CHEW, CFA has been a member of Brown's senior management since 2001 and Director of Equity Research since 1995. Mr. Chew has been a member of the Fund's investment committee since the Fund's inception in 2003. He also serves as the Advisor's technology analyst and is a member of the Advisor's Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he was a cash manager in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.



BROWN ADVISORY SMALL-CAP GROWTH FUND The Advisor's Small-Cap Growth Equity Team has managed the Fund's portfolio since its inception in 1999. Mr. Timothy W. Hathaway, Mr. Christopher A. Berrier, the team's co-chairmen, and Paul J. Chew work with the team on developing and executing the Fund's investment program. The following team members have decision -- making authority over the day-to-day management of the Fund's assets:





  TIMOTHY W. HATHAWAY, CFA has been a member of Brown's senior management, co-chairman of Brown's Small-Cap Equity Team and

  [LOGO] BROWN ADVISORY

  co-chairman of the Fund's investment committee since September 2005. Mr. Hathaway joined the firm in 1995 and prior to 2005 served as a Research Analyst with the Large-Cap Equity Team responsible for the consumer discretionary and energy sectors. Mr. Hathaway received his B.A. from Randolph Macon College in 1993 and his M.B.A. from Loyola College in 2001.



  CHRISTOPHER A. BERRIER has been a member of Brown's senior management, co-chairman of Brown's Small-Cap Equity Team and co-chairman of the Fund's investment committee since September 2005. Prior to joining Brown in 2005, Mr. Berrier spent over five years as a Senior Equity Analyst at T. Rowe Price, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds. He received an A.B. in economics from Princeton University in 2000.



  PAUL J. CHEW, CFA has been a member of Brown's senior management since 2001 and Director of Equity Research since 1995. Mr. Chew has been a member of the Fund's investment committee since the Fund's inception in 1999. Mr. Chew also serves as the Advisor's technology analyst and is a member of the Advisor's Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he was a cash manager in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.





BROWN ADVISORY SMALL-CAP VALUE FUND Ms. Amy K. Minella, Mr. Eugene Fox III, and Mr. Robert B. Kirkpatrick have served at the Fund's portfolio managers since its inception in 2003 and share equal responsibility, in all respects, for the day-to-day management of the Fund's investment portfolio.



  AMY K. MINELLA has been the Managing Partner and portfolio manager of Cardinal since its formation in 1995 and is responsible for investment research and portfolio management. Prior to founding Cardinal, Ms. Minella was a Managing Director of Deltec Asset Management where she created both the high yield management group in 1986 and the value equity group in 1992. Prior to that, Ms. Minella was in the corporate finance department at Merrill Lynch and in the credit department at Chase Manhattan Bank. She holds a B.A. from Mount Holyoke College and a M.B.A. from the Stanford Graduate School of Business.

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  EUGENE FOX, III has been a Managing Director and Portfolio Manager of
  Cardinal since 1995 and is responsible for investment research and portfolio management. Prior to joining Cardinal, Mr. Fox was a Managing Director of Deltec Asset Management. Prior to that, Mr. Fox was an Investment Analyst for D.S. Kennedy & Co., a value equity firm. Prior to that, he was with FMC Corporation where he served in several different capacities including director of pension investments and manager of corporate finance. He holds a B.A. from the University of Virginia and a M.B.A. from the University of Chicago Graduate School of Business.



  ROBERT B. KIRKPATRICK, CFA, has been a Managing Director and Portfolio Manager of Cardinal since 2000 and is responsible for investment research and portfolio management. Prior to joining Cardinal, he was a co-founder of Breeco Management L.P., a value-oriented equity investment firm. Prior to that, he held senior investment positions at Unifund S.A., a global private investment company, Bigler Investment Management and CIGNA Corporation. He received his BA in economics from Williams College.



BROWN ADVISORY INTERNATIONAL FUND PIA's International Equity team has managed the Fund's assets allocated to PIA for management since the Fund's inception in 2003. Mr. Andrew B. Williams, the team's lead portfolio manager, works with the team on developing and executing the Fund's investment program. The following team members have decision-making authority over the day-to-day management of the Fund's assets:





  ANDREW B. WILLIAMS, CFA has been President and Chief Investment Officer of PIA and lead Portfolio Manager of the International Equity Team of PIA since PIA's formation in 2001. Prior to that, Mr. Williams was a Portfolio Manager at the Glenmede Trust Company and Glenmede Advisors, Inc., Glenmede Trust Company's wholly-owned subsidiary (collectively, "Glenmede"). Mr. Williams joined Glenmede in 1985 as Senior Vice President in charge of research. Prior to joining Glenmede, Andy was Vice President responsible for investment research at Lehman Brothers in New York, and previously spent three years as a research analyst at Provident National Bank (now PNC Bank).



  ROBERT C. BENTHEM DE GRAVE has been a Portfolio Manager of the International Equity Team of PIA since PIA's formation in 2001 with oversight for all northern European countries. Prior to that, Mr. Benthem de Grave was a Portfolio Manager at Glenmede since 1994. A native of the

                                                                             48
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  [LOGO] BROWN ADVISORY

  Netherlands, Robert has particular expertise in the Netherlands, Norway, Sweden, Finland, Denmark, Belgium, Germany and Switzerland. Prior to joining PIA, Mr. Benthem de Grave was employed with MeesPierson Capital Management, as a Security Analyst and Portfolio Manager.



  FREDERICK B. HERMAN, III, CFA has been a Portfolio Manager of the International Equity Team since PIA's formation in 2001 and is responsible for Japan and Asia. Prior to that, Mr. Herman was a Portfolio Manager at Glenmede. Prior to that, Mr. Herman was a Director of International Investments at Denver Investment Advisors.



  PETER W. O'HARA, CFA has been a Portfolio Manager of the International Equity Team since PIA's formation in 2001 and is responsible for research and strategy in southern Europe, namely, France, Italy, Spain and Greece. Prior to PIA, Mr. O'Hara served as a Portfolio Manager with Glenmede's International Equity Team since 2000 after having worked as a summer intern in 1999. Prior to Glenmede, Mr. O'Hara worked at HSBC Securities, where he served as a Vice President of Japanese equity sales and at Jefferies and Company as a sales/trader in their international equity department.





WSPL's entire investment staff, working together as a team, has managed the Fund's assets allocated to WSPL for management since the firm became a Sub-Advisor of the Fund in 2004. While each member of the team shares responsibility for the day-to-day management of the Fund's assets allocated to WSPL, along with all other portfolios entrusted to the firm, the team's more experienced members provide leadership to the firm's investment activities. The five most experienced members of WSPL's investment team include:



  DR. WALTER GRANT SCOTT has been Chairman of WSPL and a member of the firm's investment team since forming the firm in 1983. Prior to forming WSPL, Dr. Scott was a Director at Ivory & Sime plc, also in Edinburgh, Scotland, most recently as a Director and a member of the firm's Executive Committee. While with Ivory & Sime plc, Dr. Scott established the firm's UK pension fund management business. He received a degree in Physics from the University of Edinburgh in 1969 and his PhD in Nuclear Physics from Trinity Hall, Cambridge University in 1972.



  ALAN MCFARLANE has been a Managing Director of WSPL and a member of the firm's investment team since 2001. Prior to 2001, Mr. McFarlane was a Managing Director of the Institutional Division at Global Asset Management in London. While with Global Asset Management,

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  Mr. McFarlane established the firm's institutional investment management business whose assets under management peaked in 1999 at $4.4 billion just prior to the firm's acquisition by UBS in 1999. Prior thereto, he was Director at Ivory & Sime plc in Edinburgh.



  DR. KENNETH J. LYALL has been a Senior Investment Director and a member of WSPL's investment team since 1983. From 1971 to 1977, Dr. Lyall was employed by Arthur Anderson as a member of the firm's Small Business Special Advisory Group. He received a degree in Economics and Economics History in 1971 and a PhD in 1977 from the University of Edinburgh. After receipt of his PhD in 1997, Dr. Lyall continued his relationship with the University as a Senior Research Fellow in Finance.



  IAN CLARK has been a Director, Senior Advisor and member of WSPL's investment team since co-founding WSPL with Dr. Scott in 1983. In addition to his responsibilities as a senior member of the firm's investment team, Mr. Clark is responsible for training the firm's junior investment staff. Prior to WSPL, Mr. Clark was employed by Ivory & Sime plc in Edinburgh for nearly twenty years, most recently as a Director and member of the firm's Executive Committee.



  RODGER NISBET has been a Director of WSPL since 2004 and a member of WSPL's investment team since joining the firm in 1993. Prior to joining WSPL he established and ran his own real estate business. In addition to his investment responsibilities, Mr. Nisbet is responsible for the firm's Canadian business. He has a degree in architecture from the University of Dundee.



BROWN ADVISORY REAL ESTATE FUND Mr. William K. Morrill and Mr. Darryl R. Oliver share responsibility for the day-to-day management of the Fund's portfolio but Mr. Morrill retains final decision making authority with respect to the management of the Fund.



  WILLIAM K. MORRILL, has been a member of Brown's senior management and Chairman of Brown's Real Estate Team since 2003. He has served as the Fund's Portfolio Manager since the Fund's inception in 2003. Prior to joining Brown in 2003, Mr. Morrill was a Managing Director and Chief Executive Officer of LaSalle Investment Management (Securities) ("LaSalle") since 1995. He was in charge of the direct real estate asset management division of LaSalle and its predecessor companies from 1987 through 1993 and was the head of LaSalle's direct real estate Investment Committee from 1993 through 1994. Mr. Morrill has over 18 years of real estate experience and is a member of the National Association of Real Estate

                                                                             50
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  [LOGO] BROWN ADVISORY
  Investment Trusts ("NAREIT") where he was on the Editorial Board for the REIT Report published by NAREIT. He has authored articles on real estate investment trusts in INVESTMENT DECISIONS, REAL ESTATE FINANCE, PENSION WORLD, AND REAL ESTATE ACCOUNTING AND TAXATION. Mr. Morrill holds a B.A. degree from The Johns Hopkins University and an M.B.A. with Distinction from the Harvard Business School.


  DARRYL R. OLIVER has been a Vice President of Brown since 2003. He serves as a Research Analyst and researches investment opportunities for Brown's real estate portfolios and has served as the Junior Portfolio Manager for the Fund since 2003. From 1998 to 2003 he served as a Junior Portfolio Manager for Brown's Large-Cap Growth Equity Team. He is a member of the National Association of Real Estate Investment Trusts ("NAREIT"). He graduated with a B.A. from the University of Maryland, Baltimore Community in 1995, and received an M.B.A. from the University of Maryland, College Park in 2002 with a concentration in finance.


Each Fund's SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in a Fund.
OTHER SERVICE PROVIDERS


Citigroup Fund Services, LLC, through its various affiliates ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to each Fund.



Foreside Fund Services, LLC, each Trust's principal underwriter (the "Distributor") acts as the Trust's representative in connection with the offering of each Fund's shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of a Fund class include that class' own expenses as well as Trust expenses that are allocated between the Fund, its classes of shares and all other funds of the Trust. The Advisor or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.
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HOW TO CONTACT THE FUNDS
WRITE TO US AT:
  Brown Advisory Funds
  P.O. Box 446
  Portland, Maine 04112
OVERNIGHT ADDRESS:
  Brown Advisory Funds
  Two Portland Square
  Portland, Maine 04101
TELEPHONE US AT:
  (800) 540-6807 (toll free)
WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Citibank, N.A.
  New York, New York
  ABA #021000089
FOR CREDIT TO:
  Citigroup Fund Services, LLC
  Account # 30576692
  Re: (Name of Your Fund and Class)
  (Your Name)
  (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares of a Fund (or class) on each weekday that the New York Stock Exchange is open. Under unusual circumstances, a Fund (or class) may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


You may purchase or sell (redeem) shares of each Fund (or class) at the NAV of a share of that Fund (or class) next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form (as described in this Prospectus on pages 55 through 73). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV of the relevant Fund class plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.

If you purchase shares directly from any Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund (or class) calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.
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The NAV of each Fund (or class) is determined by taking the market value of that Fund's (or class') total assets, subtracting the Fund's (or class') liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund (or class). If a Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the fund's portfolio may change on days on which shareholders will not be able to Purchase or redeem Fund shares.



Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.



Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early,
(ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a Fund calculates its NAV, or (iii) events occur after the close of the securities markets on which each Fund's portfolio securities primarily trade but before the time as of which each Fund calculates it's NAV.



Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Small-Cap Value Fund each invest in the securities of smaller companies. A Fund's investment in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, Brown Advisory International Fund's investment in foreign securities are more likely to require a fair value determination because, among other things, most

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foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds or the classes thereof. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate Brown Advisory Securities, LLC an amount equal to 50% of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. These payments will create an incentive for Brown Advisory Securities, LLC and other financial institutions to recommend that you purchase Fund shares. The Advisor may also enter into arrangements with other financial institutions whereby the Advisor agrees to pay a financial institution for inclusion of a Fund on the financial institution's mutual fund 'supermarket' platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct
                                                                             54
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  [LOGO] BROWN ADVISORY


or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.



DISCLOSURE OF PORTFOLIO HOLDINGS A description of each Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' Statement of Additional Information ("SAI").


BUYING SHARES



HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).


  CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds". For all other accounts, the check must be made payable on its face to "Brown Advisory Funds." A $20 charge may be imposed on any returned checks.

  ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

  WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

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MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                            MINIMUM         MINIMUM
                                            INITIAL        ADDITIONAL
                                         INVESTMENT/(1)/ INVESTMENT/(2)/
       INSTITUTIONAL SHARES
       Standard Accounts                     $5,000           $100
       Traditional and Roth IRA Accounts     $2,000           $100
       Accounts with Systematic Investment
        Plans                                $2,000           $100
       A SHARES
       Standard Accounts                     $2,000           $100
       Traditional and Roth IRA Accounts     $1,000           $  0
       Accounts with Systematic Investment
        Plans                                $  250           $100
       Qualified Retirement Plans            $    0           $  0

/(1)/Minimum initial investment for standard accounts, traditional and Roth IRA accounts, accounts with systematic investment plans and qualified retirement plans is $2,000, $1,000, $250 and $0, respectively, for Brown Advisory Small-Cap Value Fund.

/(2)/There is no additional investment required for traditional and Roth IRA accounts and qualified retirement plans with respect to Brown Advisory Small-Cap Value Fund.
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ACCOUNT REQUIREMENTS
            TYPE OF ACCOUNT                          REQUIREMENT
 INDIVIDUAL, SOLE PROPRIETORSHIP AND    .  Instructions must be signed by all
 JOINT ACCOUNTS                            persons required to sign exactly
 Individual accounts and sole              as their names appear on the
 proprietorship accounts are owned by      account.
 one person. Joint accounts have two
 or more owners (tenants).

 GIFTS OR TRANSFERS TO A MINOR (UGMA,   .  Depending on state laws, you can
 UTMA)                                     set up a custodial account under
 These custodial accounts provide a        the UGMA or the UTMA.
 way to give money to a child and       .  The custodian must sign
 obtain tax benefits.                      instructions in a manner
                                           indicating custodial capacity.

 BUSINESS ENTITIES                      .  Submit a secretary's (or similar)
                                           certificate covering incumbency
                                           and authority.

 TRUSTS                                 .  The trust must be established
                                           before an account can be opened.
                                        .  Provide the first and signature
                                           pages from the trust document
                                           identifying the trustees.
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ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, a Fund will attempt to contact you or, if applicable, your broker. If a Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in our sole discretion. If a Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

A Fund may reject your application under its Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities. LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in a Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of a Fund's portfolio and result in increased administrative and
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  [LOGO] BROWN ADVISORY

brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, each Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.
Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. Each Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.


Because a Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, a Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.



In addition, the sale or exchange of shares of Brown Advisory Small-Cap Value Fund and Institutional Shares of each other Fund is subject to a redemption fee of 1.00% of the current NAV of shares redeemed/exchanged for any sale/exchange of shares made within 14 days of purchase. See "Selling Shares -- Redemption Fee" and "Exchange Privileges."


The investment in foreign securities may make Brown Advisory International Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the net asset value of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

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The investment in securities of smaller companies may make Brown Advisory Value
Equity Fund, Brown Advisory Small-Cap Growth Fund and Brown Advisory Small-Cap Value Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.


Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.
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INVESTMENT PROCEDURES
        HOW TO OPEN AN ACCOUNT               HOW TO ADD TO YOUR ACCOUNT
 BY CHECK                               BY CHECK
 .  Call or write us for an account     .  Fill out an investment slip from a
    application                            confirmation or write us a letter
 .  Complete the application (and       .  Write your account number on your
    other required documents)              check
 .  Mail us your application (and       .  Mail us the slip (or your letter)
    other required documents) and a        and the check
    check
 BY WIRE                                BY WIRE
 .  Call or write us for an account     .  Call to notify us of your incoming
    application                            wire
 .  Complete the application (and       .  Instruct your financial
    other required documents)              institution to wire your money to
 .  Call us to fax the completed           us
    application (and other required
    documents) and we will assign you
    an account number
 .  Mail us your original application
    (and other required documents)
 .  Instruct your financial
    institution to wire your money to
    us
 BY ACH PAYMENT                         BY SYSTEMATIC INVESTMENT
 .  Call or write us for an account     .  Complete the systematic investment
    application                            section of the application
 .  Complete the application (and       .  Attach a voided check to your
    other required documents)              application
 .  Call us to fax the completed        .  Mail us the completed application
    application (and other required        and voided check
    documents) and we will assign you   .  We will electronically debit the
    an account number                      purchase amount from the financial
 .  Mail us your original application      institution account identified on
    (and other required documents)         your account application
 .  We will electronically debit the
    purchase amount from the financial
    institution account identified on
    your account application
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SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund (or class) processes redemption orders promptly. Under normal circumstances, a Fund (or class) will send redemption proceeds to you within a week. If a Fund (or class) has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

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
                     HOW TO SELL SHARES FROM YOUR ACCOUNT
   BY MAIL
   . Prepare a written request including:
   .  Your name(s) and signature(s)
   .  Your account number
   .  The Fund name and class
   .  The dollar amount or number of shares you want to sell
   .  How and where to send the redemption proceeds
   . Obtain a signature guarantee (if required)
   . Obtain other documentation (if required)
   . Mail us your request and documentation
   BY WIRE
   . Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
   . Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
   . Mail us your request (See "By Mail")
   BY TELEPHONE
   . Call us with your request (unless you declined telephone redemption privileges on your account application)
   . Provide the following information:
   .  Your account number
   .  Exact name(s) in which the account is registered
   .  Additional form of identification
   . Redemption proceeds will be:
   .  Mailed to you OR
   . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
   SYSTEMATICALLY
   . Complete the systematic withdrawal section of the application
   . Attach a voided check to your application
   . Mail us your completed application
   . Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

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TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:
  .  Written requests to redeem $100,000 or more
  .  Changes to a shareholder's record name
  . Redemptions from an account for which the address or account registration has changed within the last 30 days
  . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
  . Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

REDEMPTION FEE The sale of a Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund

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to help offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

  . Redemptions in a deceased shareholder account if such an account is registered in the deceased's name
  . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
  . Redemptions of shares purchased through a dividend reinvestment program . Redemptions pursuant to a systematic withdrawal plan



  . Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code ("IRC"), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.


SMALL ACCOUNTS With respect to each Fund, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to A Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on two
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or more consecutive occasions, unless the transfer agent determines your new address. When an account is "lost", all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" above for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. A Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.
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
                                HOW TO EXCHANGE
     BY MAIL
     . Prepare a written request including:
     .  Your name(s) and signature(s)
     .  Your account number
     .  The names of each fund (and class) you are exchanging
     . The dollar amount or number of shares you want to sell (and exchange)
     . Open a new account and complete an account application if you are requesting different shareholder privileges
     . Obtain a signature guarantee, if required
     . Mail us your request and documentation
     BY TELEPHONE
     . Call us with your request (unless you declined telephone redemption privileges on your account application)
     . Provide the following information:
     .  Your account number
     .  Exact name(s) in which account is registered
     .  Additional form of identification

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CHOOSING A SHARE CLASS --
 BROWN ADVISORY SMALL-CAP GROWTH FUND

The following is a summary of the differences between Institutional Shares and A Shares of the Fund:


         INSTITUTIONAL SHARES                         A SHARES
 .  Designed for eligible institutions  .  Designed for retail investors
    (financial institutions,            .  Initial sales charge of 5.50% or
    corporations, trusts, estates and      less. No initial sales charge
    religious and charitable               applies to purchases of $1 million
    organizations), employee benefit       or more
    plans with assets of at least $10   .  Deferred sales charge of 1.00% on
    million, and registered investment     purchases of $1 million or more
    advisors or financial planners         liquidated in whole or in part
    purchasing shares on behalf of         within 2 years
    clients and who charge asset-based  .  Higher expense ratio than
    or hourly fees                         Institutional Shares due to Rule
 .  No initial or deferred sales           12b-1 fees
    charges
 .  Lower expense ratio than A Shares
    because Rule 12b-1 distribution
    fees of A Shares are higher than
    shareholder service fees of
    Institutional Shares
 .  Redemption/Exchange fee of 1.00%.
    The Redemption/ Exchange fee does
    not apply to shares redeemed after
    14 days from the date of purchase


Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you. The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares of
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the Fund. Sales charge information is not separately posted under the mutual fund section (the "Section") of the Advisor's website located at www.brownadvisory.com because a copy of this prospectus containing such information is already available for review, free of charge, under the Section. SALES CHARGE SCHEDULE -- A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                                   SALES CHARGE (LOAD)
                                         AS % OF:
                                     PUBLIC     NET ASSET
        AMOUNT OF PURCHASE       OFFERING PRICE VALUE/(1)/ REALLOWANCE %
        $0 but less than $50,000     5.50%        5.82%        5.00%

        $50,000 but less than
        $100,000                     4.50%        4.71%        4.00%

        $100,000 but less than
        $250,000                     3.50%        3.68%        3.00%

        $250,000 but less than
        $500,000                     2.50%        2.56%        2.25%

        $500,000 but less than
        $1,000,000                   2.00%        2.04%        1.75%

        $1,000,000 and up/(2)/       0.00%        0.00%        0.00%


/(1)/Rounded to the nearest one-hundredth percent.


/(2)/No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.


The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.


REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a

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reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.


To determine the applicable reduced sale charge under ROA, the Fund or its agent will combine the value of your current purchase with the collective value of shares of the Fund and any other Trust series for which the Advisor provides management services (collectively, "Brown Shares") (as of the Fund's prior business day) that were purchased previously for accounts (i) in your name,
(ii) in the name of your spouse, (iii) in the name of you and your spouse (iv) in the name of your minor child under the age of 21, and (v) sharing the same mailing address ("Accounts").


TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:


  . Information or records regarding Brown Shares held in all accounts in your name at the transfer agent;


  . Information or records regarding Brown Shares held in all accounts in your name at a financial intermediary; and


  . Information or records regarding Brown Shares for Accounts at the transfer agent or another financial intermediary.


The Fund may amend or terminate this right of accumulation at any time.


You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares in Accounts within a future period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI

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and the dollar value of the sales charges due on the aggregate purchases of the
A Shares as if such purchases were executed in a single transaction.

Accounts subject to the LOI must be specifically identified in the LOI. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES -- A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

  . A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC

  . Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee
  . Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
  . Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts); and
  . Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.
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The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE -- A SHARES A CDSC of 1.00% of the sale price is assessed on redemptions of A Shares that were part of a purchases of $1 million or more and that are liquidated in whole or in part within two years of purchase.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

The Distributor pays a sales commission of 1.00% of the offering price of A Shares to brokers that initiate and are responsible for purchases of $1 million or more.


RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee equal to 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts. The Distributor may pay any fee received under the Rule 12b-1 plan to the Advisor or other financial institutions that provide distribution and shareholder services with respect to A Shares.



The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.05% of the average daily net assets of each of Brown Advisory Small-Cap Value Fund's and each other Fund's Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor. It is expected that the Shareholder Service Plan will be activated for each Fund prior to May 31, 2006.



Because each Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

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RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.
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[LOGO] BROWN ADVISORY OTHER PERFORMANCE INFORMATION
PAST PERFORMANCE OF WILLIAM K. MORRILL,
PORTFOLIO MANAGER -- BROWN ADVISORY REAL ESTATE FUND

The performance information has been provided by the Advisor and relates to the historical performance of the private accounts managed by the portfolio manager when employed at another investment advisor and prior to the commencement of operations of Brown Advisory Real Estate Fund in December 2003, pursuant to the real estate income strategy (the "Composite"), the style used to manage the Fund. The portfolio manager manages private accounts for the Advisor, but not other registered investment companies, with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. Due to, among other things, the short time for which these private accounts have been managed by the portfolio manager and for which there is limited availability of performance information, the performance of these accounts is not included in the Composite. The Advisor does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Advisor is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

All returns presented below were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the private accounts included in the Composite, without provision for Federal or state income taxes.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or
                                                                             74
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Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the Composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the private accounts for the periods ended March 31, 2003. As described above, the return figures reflect performance net of advisory fees and transaction costs. It is anticipated that shareholders of the Fund will bear higher fees and expenses than those that were applicable to the private accounts. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

                         REAL ESTATE INCOME COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                          PERIOD ENDED MARCH 31, 2003
                                    [CHART]
                           Since
                         Inception
       1 Year         (April 1, 2001)
      --------        --------------
       2.20%               13.31%
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
     ANNUAL RETURNS                    REAL ESTATE    NAREIT
     (PERIODS ENDED                      INCOME       EQUITY     S&P 500
     MARCH 31, 2003)                  COMPOSITE/(1)/ INDEX/(2)/ INDEX/(3)/
     1 Year (2003)                        2.20%       -3.45%     -24.77%
     Since Inception (2001-2003)/(4)/    13.31%        8.91%     -13.16%

/(1)/The presentation above describes 13 accounts valued at $5.1 million, as of March 31, 2003. The Composite comprises all discretionary accounts that were managed by the portfolio manager in the real estate income strategy while at LaSalle. There are no accounts excluded from the Composite. Although the private accounts were managed by applying objectives, policies and strategies that are substantially similar to those to be used by the Advisor in connection with the Fund, the Fund may invest in different securities than the private accounts. During the period for which performance is shown, the total assets contained in the accounts were between $250,000 and $5.1 million. The Fund's assets may be substantially greater and the size of the Fund may affect the types of investment it will make. Investors should not assume that they will experience returns in the future, comparable to those show above.

/(2)/The NAREIT Equity Index (the "Index") is a commonly used index measuring the performance of all publicly-traded real estate investment trusts that are Equity REITs as determined and complied by the National Association of Real Estate Investment Trusts. The Index is unmanaged, does not include any expenses, taxes, fees or charges and performance is calculated assuming the reinvestment of all distributions. No Index is directly comparable to the Composite or to the Fund. An investor cannot invest directly in the Index. The performance data are set forth solely for the information of the prospective investors in the Fund. The Fund does not restrict its investment to securities included in the Index.


/(3)/The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. Like the NAREIT Index, the S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures for the Composite, the S&P 500 Index's performance does not reflect the effect of expenses.


/(4)/Since inception, April 1, 2001.
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PAST PERFORMANCE OF CARDINAL CAPITAL MANAGEMENT, L.L.C., SUB-ADVISOR -- BROWN
ADVISORY SMALL-CAP VALUE FUND



The performance information has been provided by Cardinal and relates to the historical performance of the private client accounts managed by Cardinal pursuant to its small-cap value equity style (the "Composite"), the style used to manage Brown Advisory Small-Cap Value Fund which commenced operations on October 2003. Cardinal does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.


While Cardinal is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by Cardinal's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been

77
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[LOGO] BROWN ADVISORY

adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of Cardinal's private accounts for the periods ended December 31, 2004. The total return figures reflect performance net of all advisory fees and transaction costs. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.



             CARDINAL'S SMALL-CAP VALUE EQUITY STRATEGY COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 2004

                                    [CHART]
                                              Since
                                            Inception
   1 Year       3 Years      5 Years       (May 1, 1995)
  --------     ---------    --------      --------------
   23.57%       17.21%       16.45%           17.19%
                                                                             78
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
                                 CARDINAL'S
                                  SMALL-CAP     RUSSELL
                                VALUE EQUITY    2000(R)    RUSSELL
                                  STRATEGY       VALUE     2000(R)
            YEAR(S)             COMPOSITE/(1)/ INDEX/(2)/ INDEX/(3)/
            1 Year (2004)          23.57%       22.25%     18.32%
            3 Years (2002-2004)    17.21%       16.54%     11.50%
            5 Years (2000-2004)    16.45%       17.27%      6.64%
            Since Inception
               (1995-2004)/(4)/    17.19%       15.24%     11.99%


/(1)/The presentation above describes 25 accounts valued at $635 million, as of December 31, 2004. The Composite comprises all discretionary accounts that have substantially similar investment restrictions and are managed in the small-cap value equity strategy, except those accounts having less than $5 million in assets. As of December 31, 2004, 31 accounts were excluded from the composite (combined assets of $183 million). Composite performance includes terminated accounts and accounts that have been open for at least one month.


/(2)/The Russell 2000 Value Index measures the performance of those Russell
     2000 companies with lower price-to-book ratios and lower forecasted growth values.

/(3)/The Russell 2000 Index is a widely recognized, capitalization-weighted index, which measures the performance of the 2,000 smallest companies in the Russell 3000 index.


/(4)/Since inception, May 1, 1995 through December 31, 2004.


PAST PERFORMANCE OF PHILADELPHIA INTERNATIONAL ADVISORS, LP, SUB-ADVISOR -- BROWN ADVISORY INTERNATIONAL FUND



The performance information has been provided by PIA and relates to the historical performance of the client accounts managed by PIA pursuant to its international equity select style (the "Composite"), the style used by PIA to manage the assets of Brown Advisory International Fund allocated to it for management by the Advisor. PIA has managed all or a portion of the Fund's assets since the Fund's inception in January 2003. PIA does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

79
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[LOGO] BROWN ADVISORY

While PIA is primarily responsible for the performance of that portion of the Fund's portfolio allocated to it for management, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.


Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by PIA's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.



The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amend, or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the Composite had been regulated as investment companies under the Federal securities laws.



The following chart and table show the average annual total return of the Composite for the periods ended December 31, 2004. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

  [LOGO] BROWN ADVISORY
                  PIA'S INTERNATIONAL EQUITY SELECT COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 2004
                                    [CHART]
                            Since
                          Inception
        1 Year         (April 1, 2003)
       --------        --------------
        19.55%             40.45%

                                               PIA'S
                                           INTERNATIONAL
                                          EQUITY STRATEGY  MSCI EAFE
         YEAR(S)                          COMPOSITE/(1)/  INDEX/(2)/
         1 Year (2004)                        19.55%       20.25%
         Since Inception (2003-2004)/(3)/     40.45%       40.51%/(4)/


/(1)/The presentation above describes 3 accounts (inclusive of Brown Advisory
     International Fund assets allocated to PIA for management) valued at $548 million, as of December 31, 2004. The Composite comprises all discretionary accounts that have substantially similar investment restrictions and are managed in the international equity select strategy. Composite performance includes terminated accounts. New accounts are added beginning the quarter following their inception date.


/(2)/The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 21 of the 49 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated without change, into regional MSCI indices. The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the MSCI EAFE Index's performance does not reflect the effect of expenses.


/(3)/April 1, 2003.



/(4)/For the period from March 31, 2003 through December 31, 2004.

[LOGO] BROWN ADVISORY

PAST PERFORMANCE OF WALTER SCOTT & PARTNERS LIMITED, SUB-ADVISOR -- BROWN ADVISORY INTERNATIONAL FUND



The performance information has been provided by WSPL and relates to the historical performance of all U.D. dollar based client accounts managed by WSPL pursuant to its international equity style since December 31, 1991 (the "Composite"). The international equity style is the style used by WSPL to manage the assets of Brown Advisory International Fund allocated to it for management by the Advisor. WSPL has been a Sub-Adviser to the Fund since August 2004. Other registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund are included in the Composite.



While WSPL is primarily responsible for the performance of that portion of the Fund's portfolio allocated to it for management, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower than the Fund's. You should not consider these performance data as an indication of future performance of the Fund.



Results for the full period have been time-weighted and dollar-weighted in accordance with AIMR-PPS/TM/. Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, if applicable (income withdraws are treated as cash out), and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of WSPL's maximum 1.00% management fee, brokerage commissions, execution costs, and withholding taxes in dividends and interest, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.


The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amend, or

  [LOGO] BROWN ADVISORY

Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.
The following chart and table show the average annual total return of WSPL's private accounts for the periods ended December 31, 2004. The total return figures reflect performance net of all advisory fees and transaction costs. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

                WSPL'S INTERNATIONAL EQUITY STRATEGY COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 2004
                                    [CHART]
   1 Year       3 Years    5 Years        10 Years
  --------     --------    --------       ---------
    9.34%        8.58%      -0.49%          6.72%
83

[LOGO] BROWN ADVISORY

                                         WSPL'S
                                  INTERNATIONAL EQUITY   MSCI
                                        STRATEGY         EAFE
              YEAR(S)                COMPOSITE/(1)/    INDEX/(2)/
              1 Year (2004)               9.34%         13.65%
              3 Years (2002-2004)         8.58%         12.06%
              5 Years (2000-2004)        -0.49%         -0.55%
              10 Years (1995-2004)        6.72%          5.22%


/(1)/The presentation above describes 44 accounts valued at $4.63 billion as of December 31, 2004. The Composite comprises all U.S. dollar denominated discretionary accounts that have substantially similar investment restrictions and are managed in the international equity strategy. Composite performance includes terminated accounts and accounts that have been open for at least one month.



/(2)/The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 21 of the 49 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated without change, into regional MSCI indices. The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks net of withholding tax included in the index. Unlike the performance figures of the Fund, the MSCI EAFE Index's performance does not reflect the effect of expenses.

OTHER INFORMATION [LOGO] BROWN ADVISORY
DISTRIBUTIONS

Each Fund declares distributions from net investment income at least quarterly. Any net capital gain realized by each Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund's distributions, regardless of whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. A Fund's distributions of dividends that it receives from REITs generally do not constitute "qualified dividend income."

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

[LOGO] BROWN ADVISORY

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.
After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year. The REITs in which the Brown Advisory Real Estate Fund invests may not provide complete tax information to the Fund until after the calendar year end. As a result, it may be necessary of the Brown Advisory Real Estate Fund to request permission to extend the deadline for the issuance of a Form 1099-DIV until after January 31 or to issue a revised Forum 1099-DIV after January 31. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS [LOGO] BROWN ADVISORY


The financial highlight tables are intended to help you understand the financial performance of each Fund for the past 5 years or for the period of a Fund's operations if less than 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information for the year ended May 31, 2005 has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

[LOGO] BROWN ADVISORY

                                                                          SELECTED DATA FOR A SINGLE SHARE
                                   -----------------------------------------------------------------------------------------
                                                                                                 DISTRIBUTIONS
                                                                                   ----------------------------------------
                                   NET ASSET    NET        NET REALIZED                                 FROM       TOTAL
                                    VALUE,   INVESTMENT        AND      TOTAL FROM  FROM NET  FROM NET RETURN  DISTRIBUTIONS
                                   BEGINNING   INCOME       UNREALIZED  INVESTMENT INVESTMENT REALIZED   OF         TO
                                   OF PERIOD   (LOSS)      GAIN (LOSS)  OPERATIONS   INCOME    GAINS   CAPITAL SHAREHOLDERS
BROWN ADVISORY GROWTH EQUITY FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             $ 8.33      0.03/(b)/      0.17        0.20      (0.03)       --     --        (0.03)
 May 31, 2004
   Institutional Shares/(f)/          7.22        --/(g)/      1.12        1.12      (0.01)       --     --        (0.01)
 May 31, 2003
   Institutional Shares/(h)/          7.58      0.03          (0.35)      (0.32)     (0.04)       --     --        (0.04)
   A Shares/(i)/                      6.96        --           0.25        0.25         --        --     --           --
 May 31, 2002
   Institutional Shares/(h)/          9.40      0.04          (1.82)      (1.78)     (0.04)       --     --        (0.04)
 May 31, 2001
   Institutional Shares/(h)/         10.85      0.02          (1.46)      (1.44)     (0.01)       --     --        (0.01)
BROWN ADVISORY VALUE EQUITY FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             $13.44      0.14/(b)/      1.00        1.14      (0.12)    (0.80)    --        (0.92)
 May 31, 2004
   Institutional Shares/(j)/         12.86      0.04           0.56        0.60      (0.02)       --     --        (0.02)
 December 31, 2003
   Institutional Shares/(i)(k)/      10.00      0.07           3.38        3.45      (0.07)    (0.52)    --        (0.59)
BROWN ADVISORY SMALL-CAP GROWTH FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             $10.11     (0.12)/(b)/     0.33        0.21         --        --     --           --
   A Shares                          19.09     (0.28)/(b)/     0.57        0.29         --        --     --           --
 May 31, 2004
   Institutional Shares               7.99     (0.14)          2.26        2.12         --        --     --           --
   A Shares/(l)/                     15.06     (0.30)          4.33        4.03         --        --     --           --
 May 31, 2003
   Institutional Shares/(m)/          8.26     (0.09)         (0.18)      (0.27)        --        --     --           --
   A Shares/(i)/                     11.18     (0.18)          4.06        3.88         --        --     --           --
   B Shares/(i)/                     10.56     (0.17)          3.79        3.62         --        --     --           --
 May 31, 2002
   Institutional Shares/(m)/         11.67     (0.10)         (3.31)      (3.41)        --        --     --           --
 May 31, 2001
   Institutional Shares/(m)/         13.82     (0.10)         (1.56)      (1.66)        --     (0.49)    --        (0.49)

                                   ----------------------
                                               NET ASSET
                                                VALUE,
                                   REDEMPTION   END OF
                                   FEES/(B)/    PERIOD
BROWN ADVISORY GROWTH EQUITY FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares                --       $ 8.50
 May 31, 2004
   Institutional Shares/(f)/           --/(g)/    8.33
 May 31, 2003
   Institutional Shares/(h)/           --         7.22
   A Shares/(i)/                       --         7.21
 May 31, 2002
   Institutional Shares/(h)/           --         7.58
 May 31, 2001
   Institutional Shares/(h)/           --         9.40
BROWN ADVISORY VALUE EQUITY FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares                --       $13.66
 May 31, 2004
   Institutional Shares/(j)/           --/(g)/   13.44
 December 31, 2003
   Institutional Shares/(i)(k)/        --        12.86
BROWN ADVISORY SMALL-CAP GROWTH FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares                --/(g)/  $10.32
   A Shares                            --/(g)/   19.38
 May 31, 2004
   Institutional Shares                --/(g)/   10.11
   A Shares/(l)/                       --        19.09
 May 31, 2003
   Institutional Shares/(m)/           --/(g)/    7.99
   A Shares/(i)/                       --        15.06
   B Shares/(i)/                       --        14.18
 May 31, 2002
   Institutional Shares/(m)/           --         8.26
 May 31, 2001
   Institutional Shares/(m)/           --        11.67

/(a)/All ratios for periods less than a year are annualized.


/(b)/Calculated based on average shares outstanding during the period.


/(c)/Total return for periods less than one year are not annualized and does not include the effects of sales charges for A Shares.


/(d)/Reflects the expense ratio excluding any waivers and/or expense reimbursements for a Fund.


/(e)/Portfolio turnover rate for periods less than one year are not annualized.


/(f)/Effective December 31, 2003, A Shares were reclassified as Institutional
     Shares. For the period June 1, 2003 through December 31, 2003, total return for A Shares was 13.73%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 10.13% and 1.24%, respectively.


/(g)/Less than $0.01 per share.


/(h)/Shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

  [LOGO] BROWN ADVISORY

                           RATIOS/SUPPLEMENTAL DATA
   -----------------------------------------------------------------------
                                RATIOS TO AVERAGE NET ASSETS/(A)/
                               ----------------------------------
                NET ASSETS AT       NET                             PORTFOLIO
     TOTAL      END OF PERIOD   INVESTMENT     NET       GROSS      TURNOVER
   RETURN/(C)/ (000'S OMITTED) INCOME (LOSS) EXPENSES EXPENSES/(D)/ RATE/(E)/
       2.45 %      $44,288         0.41 %      0.98%       1.09%       40%
      15.52 %       44,709         0.03 %      1.00%       1.21%       32%
      (4.16)%       34,067         0.50 %      0.73%       1.29%       42%
       3.59 %           10         0.14 %      1.25%    1477.65%       42%
     (18.96)%       36,273         0.45 %      0.47%       1.22%       50%
     (13.29)%       38,022         0.22 %      0.77%       1.22%       82%
       8.67 %     $133,454         1.04 %      0.99%       1.03%       78%
       4.69 %       95,117         0.82 %      1.00%       1.09%       33%
      34.79 %       66,555         1.04 %      1.00%       1.49%       71%
       2.08 %     $106,643         (1.19)%     1.23%       1.25%       22%
       1.52 %       15,281         (1.49)%     1.53%       1.80%       22%
      26.53 %      112,594         (1.21)%     1.23%       1.24%       25%
      26.76 %       18,846         (1.49)%     1.50%       1.81%       25%
      (3.27)%      103,357         (1.20)%     1.25%       1.28%       33%
      34.70 %       16,625         (1.46)%     1.50%       1.95%       33%
      34.28 %        1,409         (1.96)%     2.00%       4.95%       33%
     (29.22)%      126,199         (1.17)%     1.24%       1.24%       21%
     (12.08)%      107,656         (0.95)%     1.25%       1.25%       25%




/(i)/Fund/class commenced operations as follows: Brown Advisory Growth Equity
     Fund Institutional Shares-June 28, 1999; Brown Advisory Growth Equity Fund A Shares-May 3, 2003; Brown Advisory Value Equity Fund Institutional Shares-January 28, 2003; Brown Advisory Value Equity Fund A Shares-February 17, 2003; Brown Advisory Small-Cap Growth Fund Institutional Shares-June 28, 1999; Brown Advisory Small-Cap Growth Fund A Shares-September 20, 2002; Brown Advisory Small-Cap Growth Fund B Shares-September 20, 2002.


/(j)/Effective May 31, 2004, the Fund changed its fiscal year end from December
     31 to May 31.


/(k)/Effective December 31, 2003, A Shares were reclassified as Institutional
     Shares. For the period February 17, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return was 40.69%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 10.83% and 1.25%, respectively.


/(l)/Effective December 31, 2003, B Shares were reclassified as A Shares. For the period June 1, 2003 through December 31, 2003, total return for B Shares was 24.33%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 3.91% and 1.99%, respectively.


/(m)/Shares issued and outstanding as of July 17, 2002 were reclassified as Institutional Shares.

[LOGO] BROWN ADVISORY

                                                                        SELECTED DATA FOR A SINGLE SHARE
                                -------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTIONS
                                                                               -------------------------------------------
                                NET ASSET    NET       NET REALIZED                                    FROM       TOTAL
                                 VALUE,   INVESTMENT       AND      TOTAL FROM  FROM NET   FROM NET   RETURN  DISTRIBUTIONS
                                BEGINNING   INCOME      UNREALIZED  INVESTMENT INVESTMENT  REALIZED     OF         TO
                                OF PERIOD   (LOSS)     GAIN (LOSS)  OPERATIONS   INCOME     GAINS     CAPITAL SHAREHOLDERS
BROWN ADVISORY SMALL-CAP VALUE FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares          $11.31      0.07/(b)/     2.07        2.14      (0.06)    (0.31)         --      (0.37)
 May 31, 2004
   Institutional Shares/(f)/      10.00     (0.01)         1.32        1.31         --        --/(g)/     --         --
BROWN ADVISORY INTERNATIONAL FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares          $13.69      0.21/(b)/     1.34        1.55      (0.19)    (2.13)         --      (2.32)
 May 31, 2004
   Institutional Shares/(h)/      13.48      0.09          0.13        0.22      (0.01)       --          --      (0.01)
 December 31, 2003
   Institutional
   Shares/(f)(i)/                 10.00      0.15          3.96        4.11      (0.17)    (0.46)         --      (0.63)
BROWN ADVISORY REAL ESTATE FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares          $10.10      0.34/(b)/     2.03        2.37      (0.43)       --       (0.07)     (0.50)
 May 31, 2004
   Institutional Shares/(f)/      10.00      0.21          0.03        0.24      (0.14)       --          --      (0.14)

                                ----------------------
                                            NET ASSET
                                             VALUE,
                                REDEMPTION   END OF
                                FEES/(B)/    PERIOD
BROWN ADVISORY SMALL-CAP VALUE FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             --       $13.08
 May 31, 2004
   Institutional Shares/(f)/        --/(g)/   11.31
BROWN ADVISORY INTERNATIONAL FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             --       $12.92
 May 31, 2004
   Institutional Shares/(h)/        --/(g)/  $13.69
 December 31, 2003
   Institutional
   Shares/(f)(i)/                   --/(g)/   13.48
BROWN ADVISORY REAL ESTATE FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             --       $11.97
 May 31, 2004
   Institutional Shares/(f)/        --/(g)/   10.10

/(a)/All ratios for periods less than a year are annualized.
/(b)/Calculated based on average shares outstanding during the period. /(c)/Total return for periods less than one year are not annualized. /(d)/Reflects the expense ratio excluding any waivers and/or expense reimbursements for a Fund.
/(e)/Portfolio turnover rate for periods less than one year are not annualized.



/(f)/Fund/class commenced operations as follows: Brown Advisory Small-Cap Value
    Fund-October 31, 2003; Brown Advisory International Fund Institutional Shares-January 28, 2003; Brown Advisory International Fund A Shares-January 28, 2003; Brown Advisory Real Estate Fund Institutional Shares-December 10, 2003.

/(g)/Less than $0.01 per share.
/(h)/Effective May 31, 2004, the Fund changed its fiscal year end from December
     31 to May 31.
/(i)/Effective December 31, 2003, A Shares were reclassified as Institutional
     Shares. For the period January 28, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return for A Shares was 41.38%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 14.26% and 1.50%, respectively.
                                                                             90
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  [LOGO] BROWN ADVISORY

                           RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------------------------------
                             RATIOS TO AVERAGE NET ASSETS/(A)/
                             ---------------------------------
              NET ASSETS AT       NET                            PORTFOLIO
      TOTAL   END OF PERIOD   INVESTMENT     NET       GROSS     TURNOVER
      RETURN (000'S OMITTED) INCOME (LOSS) EXPENSES EXPESES/(B)/   RATE
      19.09%    $ 85,004          0.58 %     1.23%     1.35%        57%
      13.13%      39,779         (0.33)%     1.25%     2.04%        33%
      11.44%    $195,690          1.56 %     1.33%     1.36%        78%
       1.63%     125,796          1.51 %     1.25%     1.30%        39%
      41.77%     119,655          1.35 %     1.25%     1.37%        66%
      23.88%    $ 20,253          3.05 %     0.98%     1.47%        10%
       2.34%      13,861          5.23 %     1.00%     4.52%        15%

[LOGO] BROWN ADVISORY
                       BROWN ADVISORY GROWTH EQUITY FUND
                             Institutional Shares
                       BROWN ADVISORY VALUE EQUITY FUND
                             Institutional Shares
                     BROWN ADVISORY SMALL-CAP GROWTH FUND
                             Institutional Shares
                                   A Shares
                      BROWN ADVISORY SMALL-CAP VALUE FUND
                        BROWN ADVISORY REAL ESTATE FUND
                             Institutional Shares
                       BROWN ADVISORY INTERNATIONAL FUND
                             Institutional Shares
FOR MORE INFORMATION

                          ANNUAL/SEMI-ANNUAL REPORTS
    Additional information about each Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                              CONTACTING THE FUND
     You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:

                              Brown Advisory Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) 540-6807 (toll free)

  The Funds' prospectus, SAI and annual/semi-annual reports are also available on the Advisor's website at www.brownadvisory.com.
                SECURITIES AND EXCHANGE COMMISSION INFORMATION

  You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities
    and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
  You can get copies of this information, for a fee, by e-mailing or writing to:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

 Fund information, including copies of the annual/semi-annual reports and the
            SAI, is available on the SEC's website at www.sec.gov.

                   Investment Company Act File No. 811-03023

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
October 1, 2005

INVESTMENT ADVISOR:                        BROWN ADVISORY GROWTH EQUITY FUND
Brown Investment Advisory Incorporated     BROWN ADVISORY VALUE EQUITY FUND
901 S. Bond Street                         BROWN ADVISORY SMALL-CAP GROWTH FUND
Suite 400                                  BROWN ADVISORY SMALL-CAP VALUE FUND
Baltimore, Maryland  21231                 BROWN ADVISORY INTERNATIONAL FUND

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

          Citigroup Fund Services, LLC BROWN ADVISORY REAL ESTATE FUND
                                  P.O. Box 446
Portland, Maine 04112
(800) 540-6807





This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2005, as may be amended from time to time, offering Institutional Shares of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund, shares of Brown Advisory Small-Cap Value Fund and A Shares of Brown Advisory Small-Cap Growth Fund. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund, shares of Brown Advisory Small-Cap Value Fund and A Shares of Brown Advisory Small-Cap Growth Fund is a series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements for the Funds for the fiscal period ended May 31, 2005 are included in the Annual Report to shareholders and are incorporated into, and legally a part of, this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY.......................................................................1

INVESTMENT POLICIES AND RISKS..................................................2


INVESTMENT LIMITATIONS........................................................10

MANAGEMENT....................................................................14


PORTFOLIO TRANSACTIONS........................................................27

PURCHASE AND REDEMPTION INFORMATION...........................................30

TAXATION......................................................................32


OTHER MATTERS.................................................................36


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1


APPENDIX B - MISCELLANEOUS TABLES............................................B-1

APPENDIX C - PROXY VOTING PROCEDURES.........................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup, the Trust's fund accountant.

"Administrator" means Citigroup, the Trust's administrator.

"Advisor" means Brown Investment Advisory Incorporated, the Fund's investment advisor.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodities Future Trading Commission.

"Citigroup" means Citigroup Fund Services, LLC.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Citigroup, N.A. for Brown Advisory International Fund and Brown Investment Advisory & Trust Company for each other Fund.

"Distributor" means Foreside Fund Services, LLC.

"Fund" means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

"Sub-Advisor" means Philadelphia International Advisors LP or Walter Scott & Partners Limited in regards to Brown Advisory International Fund and Cardinal Capital Management, LLC in regards to Brown Advisory Small-Cap Value Fund.

"Transfer Agent" means Citigroup, the Trust's transfer agent.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------
Each Fund is a diversified series of the Trust except Brown Advisory Real Estate Fund which is a non-diversified series of the Trust. This section discusses in greater detail than the Funds' Prospectus certain investments that the Funds can make.


On November 18, 2002, the Board changed the Funds' names from BrownIA Small-Cap Growth Fund and Brown IA Growth Equity Fund to Brown Advisory Small-Cap Growth Fund and Brown Advisory Growth Equity Fund.


A. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK

GENERAL. Each Fund may invest in the common stock of companies located outside the United States. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.


Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, and Brown Advisory Real Estate Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.


RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. Each Fund may invest in convertible securities. Brown Advisory International Fund may invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

SECURITY RATINGS INFORMATION. Each Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each of Brown Advisory Growth Equity Fund, Brown Advisory Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund may only invest in: (1) convertible and other debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. Each Fund may purchase unrated convertible securities if, at the time of purchase, its Advisor or Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Advisor or Sub-Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if that Advisor or Sub-Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, each Advisor or Sub-Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS

GENERAL. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Real Estate Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. DEPOSITARY RECEIPTS

GENERAL. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory International Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund's investment policies, the Fund's investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.


RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       FOREIGN SECURITIES

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory International Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C.       OPTIONS AND FUTURES

1.       GENERAL

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund and Brown Advisory International Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Specifically, a Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities (each Fund other than Brown Advisory International Fund) (currency options only for Brown Advisory International Fund). Options purchased or written by a Fund must be traded on an exchange or over-the-counter. A Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. A Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Funds do not have any intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with that Fund's Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore each Fund is not subject to registration or regulation as a commodity pool operator under the Act.


2.       OPTIONS AND FUTURES CONTRACTS

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FOREIGN CURRENCY (BROWN ADVISORY INTERNATIONAL FUND). Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on an Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

D.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Real Estate Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

E. INVESTMENT COMPANY SECURITIES

1. OPEN-END AND CLOSED-END INVESTMENT COMPANIES

GENERAL. Brown Advisory International Fund may invest in shares of closed-end investment companies that invest chiefly in shares of companies located outside the United States. In order to manage its cash position, the Fund may also invest in shares of other open-end and closed-end investment companies that invest in U.S. Government Securities. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act.

RISKS. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities -Foreign Securities Risks" above.

F. FIXED INCOME SECURITIES

1. U.S. GOVERNMENT SECURITIES
Brown Advisory International Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

2.       OTHER FIXED INCOME SECURITIES

Brown Advisory International Fund many invest in short-term money market instruments issued in the United States or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers' acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's or in similar other money market securities. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

3.       RISKS

GENERAL. Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity. Finally, the issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.

INTEREST RATE RISK. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity.

Finally, issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

CREDIT RISK. The financial condition of an issuer of a security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall. To limit credit risk, the Fund limits its fixed income investments to short-term money market securities, including commercial paper rated in the highest short-term rating category, and other high quality (rated in the two highest ratings categories by an NRSRO) fixed income securities.

The Sub-Advisor may use NRSRO ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Sub-Advisor determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

FOREIGN SECURITIES RISKS. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities - Foreign Securities Risks" above.

G.       FOREIGN CURRENCIES TRANSACTIONS

GENERAL. Investments in foreign companies will usually involve currencies of foreign countries. Brown Advisory International Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a cash basis at the rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered "derivatives," financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

The Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

RISKS. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Sub-Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

H. LEVERAGE TRANSACTIONS

1. GENERAL

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. A Fund uses these investment techniques only when its Advisor or Sub-Advisor believes that the leveraging and the returns available to a Fund from investing the cash will provide investors with a potentially higher return.

BORROWING. Each Fund (other than Brown Advisory International Fund) may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Brown Advisory International Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes but not in excess of 10% of its total assets at the time or borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

SECURITIES LENDING AND REPURCHASE AGREEMENTS. Brown Advisory International Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. A Fund may pay fees to arrange for securities loans.

Brown Advisory International Fund may enter into repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

 Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Brown Advisory International Fund and Brown Advisory Real Estate Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

2.       RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, a Fund's Custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

I.       TEMPORARY DEFENSIVE POSITION

Each Fund may invest in prime quality money market instruments, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by that Fund's Advisor or Sub-Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

J.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.



2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of each Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and a Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. A Fund may not:

1.       BORROWING MONEY

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY REAL ESTATE FUND. Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

BROWN ADVISORY INTERNATIONAL FUND. Borrow money except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of borrowing (entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed settlement or forward delivery basis are not subject to this limitation).

2.       CONCENTRATION

BROWN ADVISORY VALUE EQUITY FUND AND BROWN ADVISORY SMALL-CAP VALUE FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY GROWTH EQUITY FUND AND BROWN ADVISORY SMALL-CAP GROWTH FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY REAL ESTATE FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the Fund intends to concentrate). For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY INTERNATIONAL FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: investments in U.S. Government Securities and on repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.       DIVERSIFICATION

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL- CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY INTERNATIONAL FUND. With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

4.       NON-DIVERSIFICATION

BROWN ADVISORY REAL ESTATE FUND. Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) with respect to 100% of the Fund's assets more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

5.       UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

6.       MAKING LOANS

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY INTERNATIONAL FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

BROWN ADVISORY REAL ESTATE FUND. Make loans to other parties, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom that may be granted by the SEC. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

7.       PURCHASES AND SALES OF REAL ESTATE

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY INTERNATIONAL FUND. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

BROWN ADVISORY REAL ESTATE FUND. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (ii) securities of issues that deal in real estate or are engaged in the real estate business, including real estate investment trusts. The Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

8.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

9.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

B.       NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

1.       SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2.       SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.       PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.       OPTIONS AND FUTURES CONTRACTS

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND AND BROWN ADVISORY SMALL-CAP VALUE FUND. Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

A Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

BROWN ADVISORY VALUE EQUITY FUND AND BROWN ADVISORY INTERNATIONAL FUND. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

The Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

5.       EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

6.       BORROWING


BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY REAL ESTATE FUND, Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.


7.       ILLIQUID SECURITIES

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY REAL ESTATE FUND, Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

BROWN ADVISORY INTERNATIONAL FUND. Invest more than 10% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

8.       CONCENTRATION

BROWN ADVISORY GROWTH EQUITY FUND AND BROWN ADVISORY SMALL-CAP GROWTH FUND. Purchase a security if, as a result, more than 25% of a Fund's total assets would be invested in securities of foreign governments. The investment by a Fund in issuers domiciled in the same jurisdiction is not a violation of the Fund's fundamental or non-fundamental concentration policies unless the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry.


3.  MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust Advisor and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. No Trustee is a director of any public company or registered investment company.



------------------------------ ----------------- --------------------- ---------------------------------------------------

                                   POSITION       TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE         LENGTH OF TIME                           DURING
       AND BIRTH DATE               TRUST               SERVED                            PAST 5 YEARS
------------------------------ ----------------- --------------------- ---------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------ ----------------- --------------------- ---------------------------------------------------
J. Michael Parish              Chairman          Since 1989            Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943         Trustee           (Chairman since       Solis-Cohen LLP (law firm) 2002 - 2003; Partner,
                                                 2004)                 Thelen Reid & Priest LLP (law firm) 1995 - 2002.
------------------------------ ----------------- --------------------- ---------------------------------------------------
Costas Azariadis               Trustee           Since 1989            Professor of Economics, University of
Born: February 15, 1943                                                California-Los Angeles; Visiting Professor of
                                                                       Economics, Athens University of Economics
                                                                       and Business 1998 -  1999.
------------------------------ ----------------- --------------------- ---------------------------------------------------

James C. Cheng                 Trustee           Since 1989            President, Technology Marketing Associates
Born: July 26, 1942                                                    (marketing company for small- and medium-sized

                                                                       businesses in New England).
------------------------------ ----------------- --------------------- ---------------------------------------------------
INTERESTED TRUSTEE
------------------------------ ----------------- --------------------- ---------------------------------------------------

John Y. Keffer                 Trustee           Since 1989            President, Forum Trust, LLC (a non-depository
Born: July 15, 1942                                                    trust company) since 1997; President, Citigroup
                                                                       2003-2005; President, Forum Financial Group,
                                                                       LLC ("Forum") (a fund services company acquired
                                                                       by Citigroup in 2003).

------------------------------ ----------------- --------------------- ---------------------------------------------------
OFFICERS
------------------------------ ----------------- --------------------- ---------------------------------------------------

Simon D. Collier               President and     Since 2005            Managing Director and Principal Executive
Born:  October 22, 1961        Principal                               Officer, Foreside Fund Services, LLC, the Trust's
                               Executive                               Distributor, since 2005; Chief Operating Officer
                               Officer                                 and Managing Director, Global Fund Services,

                                                                       Citibank, N.A. 2003-2005; Managing Director,
                                                                       Global Securities Services for Investors,
                                                                       Citibank, N.A. 1999-2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------

                                       14


                                   POSITION       TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE         LENGTH OF TIME                           DURING
       AND BIRTH DATE               TRUST               SERVED                            PAST 5 YEARS

------------------------------ ----------------- --------------------- ---------------------------------------------------

Carl A. Bright                 Principal          Since 2005           President, Foreside Fund Services, LLC, the
Born: December 20, 1957        Financial                               Trust's Distributor, since 2004; Consultant,

                               Officer                                 Foreside Solutions, LLC 2000 - 2003 (mutual fund
                                                                       development company).
------------------------------ ----------------- --------------------- ---------------------------------------------------
Beth P. Hanson                 Vice President/    Since 2003           Relationship Manager, Citigroup since 2003;
Born: July 15, 1966            Assistant                               Relationship Manager, Forum 1999 - 2003.
                               Secretary
------------------------------ ----------------- --------------------- ---------------------------------------------------
Sara M. Morris                 Vice President    Since 2004            Director and Relationship Manager, Citigroup
Born: September 18, 1963                                               since 2004; Chief Financial Officer, The VIA
                                                                       Group, LLC (strategic marketing company) 2000-2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------

Trudance L. Bakke              Treasurer         Since 2005            Senior Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                                  Manager of Corporate Finance, Forum 1999-2003.

------------------------------ ----------------- --------------------- ---------------------------------------------------
David M. Whitaker              Secretary         Since 2004            Senior Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                                Counsel, PFPC, Inc. (a fund services company)
                                                                       2000 - 2004.
------------------------------ ----------------- --------------------- ---------------------------------------------------


B.       TRUSTEE OWNERSHIP IN EACH FUND IN FAMILY OF INVESTMENT COMPANIES

------------------------------------------ ------------------------------------------ ---------------------------------------
                                                                                       AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                       AS OF DECEMBER 31, 2004 IN ALL FUNDS
                                                                                       OVERSEEN BY TRUSTEE IN THE FAMILY OF
                                            DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN            INVESTMENT COMPANIES
                                               EACH FUND AS OF DECEMBER 31, 2004
                TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------
INTERESTED TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------

John Y. Keffer                                               None                                 $10,001-50,000

------------------------------------------ ------------------------------------------ ---------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------

Costas Azariadis                                             None                                      None

------------------------------------------ ------------------------------------------ ---------------------------------------

James C. Cheng                                               None                                      None

------------------------------------------ ------------------------------------------ ---------------------------------------

J. Michael Parish None Over $100,000

------------------------------------------ ------------------------------------------ ---------------------------------------


C.       OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D.       INFORMATION CONCERNING TRUST COMMITTEES

1.       AUDIT COMMITTEE


The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended May 31, 2005, the Audit Committee met four times.

2.       NOMINATING COMMITTEE


The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal period/year ended May 31, 2005, the Nominating Committee did not meet.


3.       VALUATION COMMITTEE


The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period ended May 31, 2005, the Valuation Committee met thirteen times.


4.       QUALIFIED LEGAL COMPLIANCE COMMITTEE


The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended May 31, 2005, the QLCC did not meet.


E.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by each Fund and the Fund Complex for the fiscal year ended May 31, 2005.



------------------------------------------ ------------------- -------------------- ----------------------
                                                                                     TOTAL COMPENSATION
                                                                                     FROM TRUST AND FUND
                                                                COMPENSATION FROM          COMPLEX
                  FUND                          TRUSTEE               FUND
------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------ ------------------- -------------------- ----------------------

                                           Costas Azariadis           $788                 $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           James C. Cheng             $788                 $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           J. Michael Parish          $952                 $43,775

------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------ ------------------- -------------------- ----------------------

                                           Costas Azariadis          $1,952                $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           James C. Cheng            $1,952                $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           J. Michael Parish         $2,357                $43,775

------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------ ------------------- -------------------- ----------------------

                                           Costas Azariadis          $2,200                $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           James C. Cheng            $2,200                $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           J. Michael Parish         $2,658                $43,775

------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------ ------------------- -------------------- ----------------------

                                           Costas Azariadis           $947                 $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           James C. Cheng             $947                 $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           J. Michael Parish         $1,144                $43,775

------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------ ------------------- -------------------- ----------------------

                                           Costas Azariadis          $2,534                $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           James C. Cheng            $2,534                $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           J. Michael Parish         $3,065                $43,775

------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------ ------------------- -------------------- ----------------------

                                           Costas Azariadis           $291                 $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           James C. Cheng             $291                 $36,200

------------------------------------------ ------------------- -------------------- ----------------------

                                           J. Michael Parish          $352                 $43,775

------------------------------------------ ------------------- -------------------- ----------------------

F.       INVESTMENT ADVISORS

1.       SERVICES OF ADVISOR AND SUB-ADVISORS


The Advisor serves as investment advisor to each Fund pursuant to investment advisory agreements with the Trust (each an "Advisory Agreement"). Under the applicable Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for each Fund.


Cardinal Capital Management LLC ("Cardinal") is the Sub-Advisor for Brown Advisory Small-Cap Value Fund. Philadelphia International Partners LP ("PIA") and Walter Scott & Partners Limited ("Walter Scott") are the Sub-Advisors for Brown Advisory International Fund. Subject to the direction of the Trust's Board of Trustees and the Advisor, each Sub-Advisor makes decisions regarding the investment and reinvestment of the respective Fund's assets allocated to it for management by the Advisor.

2.       OWNERSHIP OF ADVISOR


The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company ("BIAT"), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. The term "Brown" shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.


3.       OWNERSHIP OF SUB-ADVISORS


Cardinal, a Delaware limited liability company, was organized in 1995. Cardinal is owned and controlled by Amy K. Minella, Eugene Fox, III, and Robert B. Kirkpatrick, each a managing director thereof.

PIA was organized as a limited partnership in 2001. Glenmede Trust Company and Philadelphia International Partners LP are the limited partner and general partner, respectively, of PIA. The primary business address of Glenmede Trust Company and Philadelphia International Partners LP is One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103. Glenmede Trust Company, a wholly owned subsidiary of Glenmede Corporation, is a limited purpose trust company that provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Andrew B. Williams and James S. Lobb are the limited partners in Philadelphia International Partners LP. AB Williams Company LLC is the general partner in Philadelphia International Partners LP.


Walter Scott was organized as a corporation under the laws of Scotland in 1983.


4.       INFORMATION REGARDING PORTFOLIO MANAGERS

The following information regarding each Fund's portfolio managers has been provided by the Advisor or by the applicable Sub-Advisor.

OTHER ACCOUNTS UNDER MANAGEMENT.

(1) PORTFOLIO MANAGERS OF ADVISOR. As of May 31, 2005, no portfolio manager served as a portfolio manager for any other registered investment companies or for any pooled investment vehicles. As of the same date, each portfolio manager serviced other accounts as follows:

       ------------------------------------- ----------------------------------- ------------------------------------

                PORTFOLIO MANAGER                   # OF OTHER ACCOUNTS                VALUE OF OTHER ACCOUNTS

       ------------------------------------- ----------------------------------- ------------------------------------

       Berrier                                               0                   $0

       ------------------------------------- ----------------------------------- ------------------------------------

       Bernstein                                             68                  $605.6 Million

       ------------------------------------- ----------------------------------- ------------------------------------

       Carey                                                 89                  $629.6 Million

       ------------------------------------- ----------------------------------- ------------------------------------

       Chew                                                  10                  $158 Million

       ------------------------------------- ----------------------------------- ------------------------------------

       Hathaway                                              0                   $0

       ------------------------------------- ----------------------------------- ------------------------------------

       Lysik                                                 0                   $0

       ------------------------------------- ----------------------------------- ------------------------------------

       Morrill                                               51                  $38.4 Million

       ------------------------------------- ----------------------------------- ------------------------------------

       Oliver                                                0                   $0

       ------------------------------------- ----------------------------------- ------------------------------------

       Stuzin                                                98                  $653 Million

       ------------------------------------- ----------------------------------- ------------------------------------


As of May 31, 2005, no account serviced by the portfolio managers paid a performance based management fee.

(2) PORTFOLIO MANAGERS OF CARDINAL. As of May 31, 2005, no portfolio manager serviced any other registered investment companies. As of the same date, each portfolio manager serviced 1 other pooled vehicle with assets of $52.7 million and 64 other accounts with combined assets of $977.9 million. As of May 31, 2005, no account serviced by the portfolio managers paid a performance based management fee.

(3) PORTFOLIO MANAGERS OF PIA. As of May 31, 2005, each portfolio manager serviced 4 other registered investment companies with combined assets of $2.48 billion, 4 other pooled vehicles with assets of $552 million and 54 other accounts with combined assets of $2.35 billion. Of the 54 other accounts services, 3 ($220 million in combined assets), pay PIA a performance based management fee.

(4) PORTFOLIO MANAGERS OF WSPL. As of May 31, 2005, each portfolio manager serviced 4 other registered investment companies with combined assets of $467.5 million, 30 other pooled vehicles with combined assets of $3.40 billion and 106 other accounts with combined assets of $15.33 billion. Of the 106 other accounts, 2 ($831.6 million in combined assets), pay WSPL a performance based management fee.

CONFLICTS OF INTEREST FOR PORTFOLIO MANAGERS. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Advisor also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor and each Sub-Advisor has adopted procedures for allocating portfolio transactions across multiple accounts (See "Portfolio Transactions").

With respect to securities transactions for clients, the Advisor or a Sub-Advisor determines which broker to use to execute each order. However, the Advisor or a Sub-Advisor may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit a Fund. To deal with these situations, the Advisor has adopted procedures to help ensure best execution of all client transactions (See "Portfolio Transactions").

Finally, the appearance of a conflict of interest may arises where there is an incentive, such as a performance based management fee, which relates to the management of certain but not all accounts for which a portfolio manager has day-to day management responsibilities. No account serviced by Brown or Cardinal pays an performance based management fee. The PIA portfolio managers responsible for providing advisory services for assets of Brown Advisory International Fund allocated to PIA for management also manage accounts that pay PIA a performance based advisory fee. Of the 62 other client accounts ($5.38 billion in combined assets and inclusive of all other registered investment companies, pooled vehicles and other accounts) serviced by these portfolio managers, only 3 ($220 million in combined assets), pays PIA a performance based management fee. The WSPL portfolio managers responsible for providing advisory services for assets of Brown Advisory International Fund allocated to WSPL for management also manage accounts that pay WSPL a performance based advisory fee. Of the 140 other client accounts ($19.20 billion in combined assets and inclusive of all other registered investment companies, pooled vehicles and other accounts) serviced by these portfolio managers, only 2 ($831.6 million in combined assets), pay WSPL a performance based management fee.

INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGERS

(1) PORTFOLIO MANAGERS OF ADVISOR. Each portfolio manager receives a fixed base cash salary and a subjectively determined incentive bonus that takes into consideration a number of different factors including performance, client satisfaction and service, and the overall profitability of the firm and its business units. Portfolio managers that are members of Brown senior management also maintain a significant equity interest in Brown.

(2) PORTFOLIO MANAGERS OF CARDINAL. Each portfolio manager received a fixed base salary, an annual cash bonus based on firm profits and the portfolio manager's annual performance review, and a cash percentage of the firm's profits based on the equity participation of the portfolio manager in the firm. No compensation is based on the performance of any client account.

(3) PORTFOLIO MANAGERS OF PIA. Each portfolio manager received a fixed base cash salary, a fixed percentage of the firm's revenue, a variable performance bonus, and a portion of the firm's distributions based on profitability.

(4) PORTFOLIO MANAGERS OF WSPL. Compensation for all WSPL staff, including investment professionals, comprises base cash salary and a discretionary annual cash bonus that takes into consideration a number of different factors including performance and the overall profitability of the firm.

PORTFOLIO MANAGERS OWNERSHIP IN THE FUND. As of May 31, 2005, each portfolio manager beneficially owned shares of each Fund as summarized in the following table:

------------------------------------------------------------ ---------------------------------------------------------

                                                             DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN THE FUNDS AS OF
                  FUND/PORTFOLIO MANAGER                                           MAY 31, 2005

----------------------------------------------------------------------------------------------------------------------

BROWN ADVISORY GROWTH EQUITY FUND

------------------------------------------------------------ ---------------------------------------------------------

Carey                                                                            $50,001-$100,000

------------------------------------------------------------ ---------------------------------------------------------

Chew                                                                            $100,001-$500,000

------------------------------------------------------------ ---------------------------------------------------------

Stuzin                                                                                  $0

----------------------------------------------------------------------------------------------------------------------

BROWN ADVISORY VALUE EQUITY FUND

------------------------------------------------------------ ---------------------------------------------------------

Bernstein                                                                       $101,001-$500,000

------------------------------------------------------------ ---------------------------------------------------------

Chew                                                                            $100,001-$500,000

------------------------------------------------------------ ---------------------------------------------------------

Lysik                                                                           $101,001-$500,000

----------------------------------------------------------------------------------------------------------------------

BROWN ADVISORY SMALL-CAP GROWTH FUND

------------------------------------------------------------ ---------------------------------------------------------

Berrier                                                                                 $0

------------------------------------------------------------ ---------------------------------------------------------

Chew                                                                             $10,001-$50,000

------------------------------------------------------------ ---------------------------------------------------------

Hathaway                                                                                $0

----------------------------------------------------------------------------------------------------------------------

BROWN ADVISORY SMALL-CAP VALUE FUND

------------------------------------------------------------ ---------------------------------------------------------

Fox                                                                                 $1-$10,000

------------------------------------------------------------ ---------------------------------------------------------

Kirkpatrick                                                                         $1-$10,000

------------------------------------------------------------ ---------------------------------------------------------

Minella                                                                             $1-$10,000

----------------------------------------------------------------------------------------------------------------------

BROWN ADVISORY INTERNATIONAL FUND-PIA

------------------------------------------------------------ ---------------------------------------------------------

Bethem de Grave                                                                         $0

------------------------------------------------------------ ---------------------------------------------------------

Herman                                                                                  $0

------------------------------------------------------------ ---------------------------------------------------------

O'Hara                                                                                  $0

------------------------------------------------------------ ---------------------------------------------------------

Williams                                                                                $0

----------------------------------------------------------------------------------------------------------------------

BROWN ADVISORY INTERNATIONAL FUND-WSPL

------------------------------------------------------------ ---------------------------------------------------------

Clark                                                                                   $0

------------------------------------------------------------ ---------------------------------------------------------

Lyall                                                                                   $0

------------------------------------------------------------ ---------------------------------------------------------

McFarlane                                                                               $0

------------------------------------------------------------ ---------------------------------------------------------

Nisbet                                                                                  $0

------------------------------------------------------------ ---------------------------------------------------------

Scott                                                                                   $0

----------------------------------------------------------------------------------------------------------------------

BROWN ADVISORY REAL ESTATE FUND

----------------------------------------------------------------------------------------------------------------------

Morrill                                                                          $10,001-$50,000

------------------------------------------------------------ ---------------------------------------------------------

Oliver                                                                              $1-$10,000

------------------------------------------------------------ ---------------------------------------------------------

7.       FEES


The Advisor's fee is calculated as a percentage of each Fund's/class' average daily net assets. The fee, if not waived, is accrued daily by each Fund and is paid monthly based on average net assets for the previous month. The Sub-Advisor's fee is calculated as a percentage of a Fund's average daily net assets but is paid by the Advisor and not the Fund.


In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Advisor, the amount of fees waived by the Advisor, and the actual fees received by the Advisor. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


8.       OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. Each Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, each Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

Each Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

9.       APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS


At the September 22, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreements pertaining to the Funds (the "Advisory Agreements") and the sub-advisory agreements between Brown and Cardinal for Brown Advisory Small-Cap-Value Fund and Brown and PIA and Walter Scott for Brown Advisory International Fund ("Sub-Advisory Agreements"). In evaluating the Advisory and Sub-Advisory Agreements for the Funds, the Board reviewed materials furnished by the Advisor, Sub-Advisors and the Administrator, including information regarding the Advisor and Sub-Advisors, their personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by the Advisor and Sub-Advisors, including information on the investment performance of the Advisor and
Sub-Advisors; (2) the advisory fees and total expense ratios of the Funds compared to relevant peer groups of funds; (3) the costs of the services provided and profitability to the Advisor with respect to its relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee reflects these economies of scale for the benefit of Fund investors; and (5) other benefits received by the Advisor and Sub-Advisors from their relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISOR AND SUB-ADVISORS

The Board met with senior representatives of the Advisor and discussed the Advisor's and each Sub-Advisor's personnel, operations and financial condition. The Board considered the scope and quality of services provided by the Advisor and Sub-Advisors under the Advisory and Sub-Advisory Agreements. The Board considered the quality of the investment research capabilities of the Advisor and other resources dedicated to performing services for the Funds. The quality of administrative and other services also were considered as well as any lapses in performance or compliance matters.

With respect to Brown Advisory International Fund and Brown Advisory Small-Cap Value Fund, the Board noted that, under the Sub-Advisory Agreements, the Sub-Advisors manage the investment of the assets of their respective Fund, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and policies, subject to the Advisor's oversight. The Board considered the professional experience and qualifications of each Fund's portfolio manager.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory and Sub-Advisory Agreements. The Board reviewed the Advisor's financial statements and concluded that the Advisor is financially able to provide investment advisory services to the Funds.

PERFORMANCE

The Advisor discussed its approach to managing the Funds as well as the Funds' performance. The Advisor represented that it would continue to provide high quality portfolio management services to the Funds so long as it serves as Advisor to the Funds. The Board considered the Funds' performance for the period ended June 30, 2005 and since each Fund's inception.

BROWN ADVISORY GROWTH EQUITY FUND. The Board considered that the Fund had been ranked in the top quartile in its Lipper Inc. peer group for the three-month and five-year periods. The Board also considered that the Fund outperformed its benchmark for the three-, six- and one-year period.

BROWN ADVISORY VALUE EQUITY FUND. The Board considered that the Fund's performance was consistent with its benchmark for the three- and six-month periods while underperforming its benchmark for the one-year period.

BROWN ADVISORY SMALL-CAP GROWTH FUND. The Board considered that the Fund outperformed its benchmark for the three- and six-month and three-year periods while underperforming its benchmark for the one-year period. The Board also considered that the Fund had been ranked in the top quartile in its Lipper Inc. peer group for the three-month period.

BROWN ADVISORY SMALL-CAP VALUE FUND. The Board considered that the Fund outperformed its benchmark for the six- and nine-month and one-year periods while underperforming its benchmark for the three-month period. The Board considered that the Fund had been ranked in the top quartile in its Lipper Inc. peer group for the six-month, nine-month and one-year periods.

BROWN ADVISORY INTERNATIONAL FUND. The Board noted that the Fund's performance was improving relative to its benchmark. The Board considered that the Fund performed consistent with its benchmark for the one-month period while underperforming its benchmark for the one-year period. With respect to the Fund assets managed by Walter Scott, the Board considered that Walter Scott outperformed the Fund's benchmark during the three-month period after having underperformed for the six- and nine-month periods. With respect to the Fund assets managed by PIA, the Board considered that PIA outperformed the Fund's benchmark during the period ended 2004 and year-to-date 2005.

BROWN ADVISORY REAL ESTATE FUND. The Board considered that the Fund outperformed its Lipper benchmark for the one- and six-month periods while underperforming its benchmark for the one-year period.

The Board concluded that the Funds' performance was reasonable in comparison to their peers and benchmarks. The Board also concluded that the Funds benefited from the Advisor's, and, with respect to Brown Advisory International Fund and Brown Advisory Small-Cap Value Fund, Sub-Advisor's management of the Fund.

COMPENSATION

The Board also considered the Advisor's compensation for providing advisory services to the Funds and analyzed comparative information on fees, expenses, and performance of similar mutual funds.

BROWN ADVISORY GROWTH EQUITY FUND. The Board noted that the contractual and net investment advisory fee and total expenses of the Fund were slightly higher than the mean and median advisory fee and total expenses of its Lipper Inc. peer group.

BROWN ADVISORY VALUE EQUITY FUND. The Board noted that the contractual and net investment advisory fees of the Fund were slightly higher than the mean and median advisory fee of its Lipper Inc. peer group. The Board also considered that the contractual and net total expenses were lower than the mean and median total expenses of its Lipper Inc. peer group.

BROWN ADVISORY SMALL-CAP GROWTH FUND. The Board noted that the contractual and net investment advisory fees were slightly higher than the mean and median advisory fee of its Lipper Inc. peer group while the contractual and net total expenses of the Fund were generally less than the mean and median total expenses of its Lipper Inc. peer group (the total expenses of A Shares were higher than the mean and median total expenses of the peer group).

BROWN ADVISORY SMALL-CAP VALUE FUND. The Board noted that the contractual and net investment advisory fees were higher than the mean and median advisory fee of its Lipper Inc. peer group. However, the Board noted that the contractual and total expenses of the Fund were generally less than the mean and median total expenses of its Lipper Inc. peer group. The Board also considered that the Advisor, not the Fund, pays the Sub-Advisor for investment subadvisory services.

BROWN ADVISORY INTERNATIONAL FUND. The Board noted that the contractual and net investment advisory fees of the Fund were slightly higher than the mean and median advisory fee of its Lipper Inc. peer group. The Board also considered that the contractual and net total expenses were consistent with the mean and median total expenses of its Lipper Inc. peer group. The Board considered that the Advisor, not the Fund, pays the Sub-Advisors for investment subadvisory services.

BROWN ADVISORY REAL ESTATE FUND. The Board noted that the contractual and net investment advisory fees of the Fund were lower than the mean and median advisory fee of its Lipper Inc. peer group. The Board also considered that the contractual and net total expenses were consistent with the mean and median total expenses of its Lipper Inc. peer group.

The Board recognized that it was difficult to compare expense ratios because of variations in the services provided by the Advisor and Sub-Advisors that are included in the fees paid by other funds. Based on the foregoing, the Board concluded that the Advisor's advisory fees charged to the Funds were reasonable.

COSTS OF SERVICES AND PROFITABILITY

The Board then considered information provided by the Advisor regarding its costs of services and profitability with respect to the Funds. The Board considered the Advisor's profitability analysis which summarized total revenues, waivers, costs, net profits and profit percentages for each Fund. The Board concluded that the level of the Advisor's profits attributable to management of the Funds was not excessive in light of the services provided by the Advisor on behalf of the Funds.

ECONOMIES OF SCALE

The Board then considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Board considered the size of the Funds and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

OTHER BENEFITS

The Board considered that the Advisor and Sub-Advisors may benefit from soft dollar arrangements whereby they receive brokerage and research services from certain brokers and dealers that execute purchases and sales of securities on behalf of their clients, including the Funds. The Board also considered the Advisor's and Sub-Advisors' trading practices and brokerage allocation policies, including their policies with respect to soft dollar arrangements. The Board noted that the Advisor and Sub-Advisors have represented to them that all of their soft dollar arrangements will be consistent with applicable legal requirements including the achievement of best execution.

CONCLUSION

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory and Sub-Advisory Agreements. The Board also discussed the proposed approval of the continuance of the Advisory and Sub-Advisory Agreements. Based upon its review, the Board concluded that the overall arrangements between the Funds and the Advisor, and the Advisor and each Sub-Advisor (with respect to Brown Advisory International Fund and Brown Advisory Small-Cap Value Fund) as provided in the Advisory and Sub-Advisory Agreements, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.

G.       DISTRIBUTOR

1.       DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter) of the shares of each Fund is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Bright and Mr. Collier are affiliates of the Trust and the Distributor as they serve as officers of each entity.
The Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of a Fund are sold without a sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of A Shares of Brown Advisory Small-Cap Growth Fund. Table 2 in Appendix B shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor. The data are for the past three years (or shorter depending on the Fund's commencement of operations).


2.       DISTRIBUTION PLAN - BROWN ADVISORY SMALL-CAP GROWTH FUND (A SHARES)

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares as compensation for the Distributor's services. The Plan is a core component of the ongoing distribution of A Shares.


The Plan provides that the Distributor may incur expenses for distribution and services activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares;
(2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares to the public; and (5) costs associated with the servicing and maintenance of client accounts.


The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A shares.


Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to the Distributor or its agents under the Distribution Plan, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the Plan. The data provided are for the past year.


3.       COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a Chief Compliance Officer ("CCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").


For making available the CCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, effective June 1, 2005, the Distributor receives a fee from the Funds of (i) $22,500 (allocated equally to all Trust series for which the Advisor provides management services), $5,000 per Fund, and $5,000 per Sub-Advisor per year and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay the Distributor directly for the Compliance Services rendered to the Funds.


The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance  Agreement,  the  Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.


Table 4 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Distributor, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


H.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, the Administrator receives 0.15% on the first $300 million of the combined assets of all Brown Advisory Funds; 0.10% on the next $300 million on the combined assets of all Brown Advisory Funds; 0.075% on the next $100 million of the combined assets of all Brown Advisory Funds; and 0.05% on Brown Advisory Fund assets over $700 million. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to each Fund.


The Administration Agreement with respect to each Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to a Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to each Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.


Table 5 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


2.       FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, the Accountant provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing each Fund's financial statements and tax returns.


For its services, the Accountant receives from each Fund $500 per month for each class above one, $666.67 per month per Sub-Advisor for Brown Advisory International Fund, an annual fee of 0.0075% of the Fund's average daily net assets and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. Each Fund also pays the Accountant $125 per month for tax preparation services. The fees paid to the Accountant are accrued daily by each Fund and are paid monthly based, in part, on transactions and positions for the previous month.


The Accounting Agreement with respect to each Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to each Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to each Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating each Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and each Fund.


Table 6 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4.       CUSTODIAN

Brown Investment Advisory & Trust Company ("BIATC"), an affiliate of the Advisor, is the Custodian for each Fund except Brown Advisory International Fund and safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of each Fund's domestic and foreign assets. The Custodian is located at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.

Citibank, N.A. is the Custodian for Brown Advisory International Fund and safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.


For its services, BIATC receives a fee of 0.01% of each Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.0050% on Fund assets between $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. Each Fund also pays an annual maintenance fee of $3,600, plus certain other
transaction  fees.  For  its  services,   Citibank,   N.A.  receives  a  monthly
maintenance fee of $600, plus certain other transaction fees and asset-based fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.


5.       LEGAL COUNSEL


Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Suite 200, Washington, DC 20036, passes upon legal matters in connection with the issuance of shares of the Trust.


6.       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, has been selected as auditor for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and the Funds' tax returns.


4.  PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor or Sub-Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor or Sub-Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID


Table 7 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of each Fund or the Advisor or Sub-Advisor. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.       ADVISOR RESPONSIBILITY FOR PURCHASES AND SALES

Each Advisor or Sub-Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor or Sub-Advisor. Each Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by each Sub-Advisor or Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

Each  Advisor  or   Sub-Advisor   seeks  "best   execution"  for  all  portfolio
transactions. This means that each Advisor or Sub-Advisor seeks the most favorable price and execution available. Each Advisor's or Sub-Advisor's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D.       CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, each Advisor or Sub-Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and each Advisor's or Sub-Advisor's duties, an Advisor or Sub-Advisor may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay).

E.       OBTAINING RESEARCH FROM BROKERS


Each Advisor or Sub-Advisor has full brokerage discretion. Each Advisor or Sub-Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Each Advisor or Sub-Advisor may give consideration to research services furnished by brokers to the Advisor or Sub-Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment an Advisor's or Sub-Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of an Advisor's or Sub-Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. An Advisor's or Sub-Advisor's fees are not reduced by reason of an Advisor's or Sub-Advisor's receipt of research services. Since most of an Advisor's or Sub-Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since an Advisor or Sub-Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's or Sub-Advisor's clients and a Fund's investors.


Each Advisor or Sub-Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

F.       COUNTERPARTY RISK

Each Advisor or Sub-Advisor monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G.       TRANSACTIONS THROUGH AFFILIATES

Each Advisor or Sub-Advisor may effect transactions through affiliates of the Advisor or Sub-Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H.       OTHER ACCOUNTS OF THE ADVISOR OR SUB-ADVISOR

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or Sub-Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in an Advisor's or Sub-Advisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for each Fund and other client accounts managed by an Advisor or Sub-Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.


The portfolio turnover in 2004 for Brown Advisory Value Equity Fund and Brown Advisory International Fund was lower than the turnover in 2005 and 2003 primarily because the Funds changed their fiscal year end from December 31 to May 31, effective May 31, 2004. This decision to change the Funds' fiscal year end was made to allow the Funds to have a common fiscal year end.


J.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year.


Table 8 in Appendix B lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of each Fund's holdings of those securities as of each Fund's most recent fiscal year.

K.          PORTFOLIO HOLDINGS

Portfolio holdings of a Fund are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of a Fund's annual and semi-annual fiscal periods are reported within 10 days of the mailing of the semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of a Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of a Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Advisor may make publicly available, on a quarterly basis, information regarding a Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information is made available through the Advisor's website, marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of a Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Advisor, Citigroup and the Custodian have regular and continuous access to a Fund's portfolio holdings. In addition, the officers and the Distributor, as well as proxy voting services, mailing services and financial printers may have access to a Fund's nonpublic portfolio holdings information on an ongoing basis. Independent accountants receive nonpublic portfolio holding information at least annually and usually within seven days of the Fund's fiscal year end and may also have access to a Fund's nonpublic portfolio holdings information on an as needed basis. The Trustees and legal counsel to a Fund and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of a Fund's portfolio holdings.

No compensation is received by a Fund, nor, to the Fund's knowledge, paid to the Advisor or any other person in connection with the disclosure of the Fund's portfolio holdings. The Trust's, Advisor's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning a Fund's portfolio holdings. A Fund's service providers are subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

A Fund's portfolio holdings disclosure policy is periodically reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by a Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Advisor, the Distributor or any of their affiliates will be reported to the Board for appropriate action.



5.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund or class thereof accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund or class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class' NAV.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. Each Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

Financial Institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Fund. If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

The Advisor may enter into arrangements with Financial Institutions whereby the Advisor agrees to pay a Financial Institution for inclusion of the Fund on the Financial Institution's mutual fund "supermarket" platform. Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.


C.       ADDITIONAL REDEMPTION INFORMATION


You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

If a Financial Institution that maintains an account with the transfer agent for the benefit of its customer accounts agrees in writing to assess and collect redemption fees for the Fund from applicable customer accounts, no redemption fees will be charged directly to the Financial Institution's account by the Fund. Certain Financial Institutions that collect a redemption fee on behalf of the Fund may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a Financial Institution should contact the intermediary or refer to the customer's account agreement or plan document for information about how the redemption fee for transactions for the Financial Institution's account or the customer's account is treated and about the availability of exceptions to the imposition of the redemption fee.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.


1.       SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.


2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

3.       NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

4.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid.

Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
--------------------------------------------------------------------------------
The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is May 31 (the same as each Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered

60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to each Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain.

If Brown Advisory International Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in a Fund.

I.       FOREIGN INCOME TAX

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by a Fund.

7.  OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Strategies Fund (1)                                 Fountainhead Special Value Fund
Adams Harkness Small Cap Growth Fund                         Golden Large Core Value Fund(5)
Austin Global Equity Fund                                    Golden Small Core Value Fund(5)
Auxier Focus Fund(2)                                         Investors Bond Fund
Brown Advisory Growth Equity Fund(3)                         Jordan Opportunity Fund
Brown Advisory Intermediate Income Fund(4)                   Mastrapasqua Growth Fund
Brown Advisory International Fund (3)                        Merk Hard Currency Fund(5)
Brown Advisory Maryland Bond Fund(3)                         Payson Total Return Fund
Brown Advisory Real Estate Fund(3)                           Payson Value Fund
Brown Advisory Small-Cap Growth Fund(4)                      Polaris Global Value Fund
Brown Advisory Small-Cap Value Fund                          Shaker Fund (6)
Brown Advisory Value Equity Fund(3)                          Steepleview Fund
DF Dent Premier Growth Fund                                  Winslow Green Growth Fund
Dover Responsibility Fund (1)


(1) The Trust offers shares of beneficial interest in Institutional, A and C classes of this series. C shares of Absolute Strategies Fund and Dover Responsibility Fund are not currently available for sale.

(2) The Trust offers shares of beneficial interest in Investor, A and C classes of this series.

(3) The Trust offers shares of beneficial interest in an Institutional class of this series.

(4) The Trust offers shares of beneficial interest in Institutional and A classes of this series.

(5) The Trust offers shares of beneficial interest in Institutional and Investor classes of this series.

(6) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIP

As of August 31, 2005, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Also as of that date, certain shareholders of record owned 5% or more of the shares of a Fund. Shareholders known by a Fund to own of record or beneficially 5% or more of the shares of a Fund are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of August 31, 2005, the following shareholders may be deemed to control a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.



------------------------------------------------- ----------------------------------------------- --------------------
                                                                                                      PERCENTAGE
                      FUND                                   SHAREHOLDER AND ADDRESS                 OF FUND OWNED
------------------------------------------------- ----------------------------------------------- --------------------

Brown Advisory Growth Equity Fund                 Brown Investment Advisory & Trust Co.*                 90.43%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- ----------------------------------------------- --------------------

Brown Advisory Value Equity Fund                  Brown Investment Advisory & Trust Co.*                 90.66%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- ----------------------------------------------- --------------------

Brown Advisory Small-Cap Growth Fund              Brown Investment Advisory & Trust Co.*                 89.66%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- ----------------------------------------------- --------------------

Brown Advisory Small-Cap Value Fund               Brown Investment Advisory & Trust Co.*                 87.06%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- ----------------------------------------------- --------------------

Brown Advisory International Fund                 Brown Investment Advisory & Trust Co.*                 95.57%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- ----------------------------------------------- --------------------

Brown Advisory Real Estate Fund                   Brown Investment Advisory & Trust Co.*                 90.26%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- ----------------------------------------------- --------------------

* Brown Investment Advisory & Trust Co. is a trust company operating under the laws of Maryland and is a subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland and the parent company of each Fund's Advisor.

C.                 LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       PROXY VOTING PROCEDURES


Copies of the proxy voting procedures of the Trust, the Advisor and each Sub-Advisor are included in Appendix C. Information regarding how a Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807 and (2) on the SEC's website at www.sec.gov.


E.       CODE OF ETHICS

The Trust, the Advisor, each Sub-Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor, each Sub-Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by a Fund, subject to certain limitations.

F.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G.       FINANCIAL STATEMENTS

The financial statements of each Fund for the fiscal period/year ended May 31, 2005, which are included in the Funds' Annual Report, are incorporated herein by reference. The financial statements of each Fund include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm (annual reports only).

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.       PREFERRED STOCK

1.       MOODY'S

AAA An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - MISCELLANEOUS TABLES

--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of advisory fees accrued by each Fund, the amount of fee that was waived by the Advisor, if any, and the actual fees received by the Advisor.

                                                             ADVISORY             ADVISORY              ADVISORY
                         FUND                              FEE ACCRUED           FEE WAIVED           FEE RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $329,863             $35,779               $294,084

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $308,367              $70,357              $238,010
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $231,067             $164,707               $66,360
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $870,413             $14,344               $856,069

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $248,372                $9,254             $239,118
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $236,798             $114,295              $122,503
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                     $1,220,940               $0                $1,220,940

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                     $1,341,372               $0                 $1,341,372
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                     $1,088,555               $0                 $1,088,555
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $606,490             $46,128               $560,362

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $139,176              $80,133               $59,043
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                     $1,578,661            $35,667              $1,542,994

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                      $514,721            $27,862                 $486,859
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                                 $850,701            $99,626                 $751,075
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $131,866             $65,524                $66,342

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                     $28,108              $28,108                 $0
------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 2 - FRONT-END SALES CHARGES (BROWN ADVISORY SMALL-CAP GROWTH FUND - A SHARES)


The following tables show the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of A Shares.

------------------------------------------------------- ------------------- --------------------- ----------------------
                                                         AGGREGATE SALES
                                                              CHARGE               AMOUNT                AMOUNT
                         FUND                                                     RETAINED              REALLOWED
------------------------------------------------------- ------------------- --------------------- ----------------------

BROWN ADVISORY SMALL-CAP GROWTH FUND -

------------------------------------------------------- ------------------- --------------------- ----------------------
A SHARES
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $18,216               $1,920                $16,296

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $37,307               $3,982                $33,325
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2003                                    $38,249               $3,017                $35,232
------------------------------------------------------- ------------------- --------------------- ----------------------


TABLE 3 - RULE 12B-1 FEES (BROWN ADVISORY SMALL-CAP GROWTH FUND - A SHARES)

The following tables show the dollar amount of fees paid to the Distributor by A Shares, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor.

------------------------------------------------------- ------------------- --------------------- ----------------------
                                                               FEE                  FEE                    FEE
                         FUND                                  PAID                WAIVED               RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------

BROWN ADVISORY SMALL-CAP GROWTH FUND -
A SHARES

------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $41,942                 $0                  $41,942

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $45,734                 $0                  $45,734
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2003                                      $31,155                 $0                  $31,155

------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 4 - COMPLIANCE FEES


The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. The Compliance Agreement became effective on October 1, 2004.


                                                          COMPLIANCE FEE       COMPLIANCE FEE        COMPLIANCE FEE
                         FUND                                ACCRUED               WAIVED               RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                       $3,618                 $0                  $3,618

------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $10,031                 $0                  $10,031

------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                       $9,953                 $0                  $9,953

------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                       $6,495                 $0                  $6,495

------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $15,740                 $0                  $15,740

------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                       $2,615                 $0                  $2,615

------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 5 - ADMINISTRATION FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator.

                                                          ADMINISTRATION       ADMINISTRATION      ADMINISTRATION FEE
                         FUND                              FEE ACCRUED           FEE WAIVED             RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $43,596               $2,819                $40,777

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $38,432               $4,860                $33,572
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $40,615               $7,272                $33,343
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $105,975                $0                 $105,975

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $27,492                 $0                  $27,492
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $38,484              $12,195                $26,289
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $110,075                $0                 $110,075

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $109,872                $0                 $109,872
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $106,382              $2,853               $103,529
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $57,091                $55                  $57,036

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $23,055              $11,618                $11,437
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $142,993                $0                 $142,993

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $42,793                 $0                  $42,793
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $74,199               $1,656                $72,543
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $31,561              $15,340                $16,221

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $19,004              $15,925                $3,079
------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 6 - ACCOUNTING FEES

The following tables show the dollar amount of accounting fees accrued by each Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant.

                                                          ACCOUNTING FEE         ACCOUNTING            ACCOUNTING
                         FUND                                ACCRUED             FEE WAIVED           FEE RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $27,082                 $0                  $27,082

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $49,440                 $0                  $49,440
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $40,512                 $0                  $40,512
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $35,717                 $0                  $35,717

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $21,450                 $0                  $21,450
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $51,411                 $0                  $51,411
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $47,093                 $0                  $47,093

------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $77,380                 $0                  $77,380
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $59,768                 $0                  $59,768
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $28,410                 $0                  $28,410

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $23,866                 $0                  $23,866
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $64,897                 $0                  $64,897

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $29,194                 $0                  $29,194
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $66,034                 $0                  $66,034
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $24,467                 $0                  $24,467

------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $18,901                 $0                  $18,901
------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 7 - COMMISSIONS

The following tables show the aggregate brokerage commissions of each Fund.

                                                                     TOTAL              % OF
                                                                   BROKERAGE          BROKERAGE            % OF
                                                                  COMMISSIONS     COMMISSIONS PAID     TRANSACTIONS
                                                  TOTAL         ($) PAID TO AN          TO AN           EXECUTED BY
                                                BROKERAGE      AFFILIATE OF THE   AFFILIATE OF THE    AN AFFILIATE OF
                                               COMMISSIONS          FUND OR            FUND OR          THE FUND OR
                                                   ($)         ADVISOR/SUB-ADVISORADVISOR/SUB-ADVISORADVISOR/SUB-ADVISOR
                   FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005                          $49,911              $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2004                          $40,493              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2003                          $53,755              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005(1)                      $315,890              $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                       $120,687              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended December 31, 2003                  $185,229              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005                         $184,014              $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2004                         $261,941              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2003                         $186,933              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005(2)                      $195,783              $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                        $98,457              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005(1)                      $497,823              $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                       $211,551              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended December 31, 2003                   $383,475             $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY REAL ESTATE  FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005(3)                       $9,486               $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                        $29,871              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------


(1) The increase in commissions during fiscal year ended May 31, 2005, is attributable to the Fund changing its fiscal year end from December 31 to May 31, effective May 31, 2004. The period ended May 31, 2004, only contains commissions for five months where as the fiscal year ended May 31, 2005, contains commissions for twelve months.

(2) The increase in commissions during fiscal year ended May 31, 2005, is attributable to the Fund commencing operations on October 31, 2003. The period ended May 31, 2004, only contains commissions for seven months where as the fiscal year ended May 31, 2005, contains commissions for twelve months.

(3) Commissions for the period ended May 31, 2004 were higher than for the year ended May 31, 2005 because the Fund was in the process of establishing its portfolio during 2004. B-8




TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following tables list the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.

                    FUND                             REGULAR BROKER OR DEALER                   VALUE HELD
---------------------------------------------- ------------------------------------- ---------------------------------

Brown Advisory Growth Equity Fund              Citigroup, Inc.                                    $800,870

---------------------------------------------- ------------------------------------- ---------------------------------

                                                 Morgan Stanley Dean Witter & Co.                        $783,360

---------------------------------------------- ------------------------------------- ---------------------------------

Brown Advisory Value Equity Fund               Citigroup, Inc.                                        $6,494,114

---------------------------------------------- ------------------------------------- ---------------------------------

                                                 Morgan Stanley Dean Witter & Co.                     $2,682,029

---------------------------------------------- ------------------------------------- ---------------------------------

Brown Advisory Small-Cap Growth Fund           None                                                 N/A

---------------------------------------------- ------------------------------------- ---------------------------------

Brown Advisory Small-Cap Value Fund            None                                                 N/A

---------------------------------------------- ------------------------------------- ---------------------------------

Brown Advisory International Fund              None                                                 N/A

---------------------------------------------- ------------------------------------- ---------------------------------

Brown Advisory Real Estate Fund                None                                                 N/A

---------------------------------------------- ------------------------------------- ---------------------------------



The following tables lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of August 31, 2005.


TABLE 9 - 5% SHAREHOLDERS                       SHAREHOLDER AND ADDRESS                     PERCENTAGE OF
                 FUND                                                                        CLASS OWNED
------------------------------------------------ ------------------------------------------ -----------------------

Brown Advisory Growth Equity Fund -              Brown Investment Advisory & Trust Co.              90.43%
Institutional Shares                             FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231

------------------------------------------------ ------------------------------------------ -----------------------
------------------------------------------------ ------------------------------------------ -----------------------

Brown Advisory Value Equity Fund -               Brown Investment Advisory & Trust Co.              90.66%
Institutional Shares                             FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231

------------------------------------------------ ------------------------------------------ -----------------------

Brown Advisory Small-Cap Growth Fund -           Brown Investment Advisory & Trust Co.              89.66%
Institutional Shares                             FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231

------------------------------------------------ ------------------------------------------ -----------------------

Brown Advisory Small-Cap Growth Fund -           N/A                                                 N/A
A Shares

------------------------------------------------ ------------------------------------------ -----------------------

Brown Advisory Small-Cap Value Fund              Brown Investment Advisory & Trust Co.              87.06%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231

------------------------------------------------ ------------------------------------------ -----------------------

                                      B-7



------------------------------------------------ ------------------------------------------ -----------------------

                                                          SHAREHOLDER AND ADDRESS               PERCENTAGE OF
                     FUND                                                                        CLASS OWNED

------------------------------------------------ ------------------------------------------ -----------------------

                                                 Wachovia Bank                                      5.36%
                                                 Omnibus Reinvest Account
                                Numbered Account
                                                 1525 West WT Harris Blvd.
                                                 Charlotte, NC 28288-1151

------------------------------------------------ ------------------------------------------ -----------------------

Brown Advisory International Fund -              Brown Investment Advisory & Trust Co.              95.57%
Institutional Shares                             FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231

------------------------------------------------ ------------------------------------------ -----------------------

Brown Advisory Real Estate Fund -                Brown Investment Advisory & Trust Co.              90.26%
Institutional Shares                             FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231

------------------------------------------------ ------------------------------------------ -----------------------

APPENDIX C - PROXY VOTING PROCEDURES

--------------------------------------------------------------------------------


                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

                  The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.



                  The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").



                  (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.



         SECTION 3.  SCOPE


         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

               (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

               (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

               (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                  (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)       NON-ROUTINE MATTERS

                  (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                  (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.


         (D)      CONFLICTS OF INTEREST



                  Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

         The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                     PHILADELPHIA INTERNATIONAL ADVISORS, LP


                               PROXY VOTING POLICY


                               AS OF JULY 28, 2003
OVERVIEW

Philadelphia International Advisors, LP ("PIA") has responsibility to see that proxies are appropriately voted. Clients are solicited and records kept indicating whether we are to have discretion in voting proxies or whether they should be voted elsewhere. This is primarily documented via the account agreement. PIA votes all proxies in accordance with its general proxy policy in effect at the time, unless otherwise specifically instructed by the client in writing.

An independent  third party proxy  service,  Institutional  Shareholder  Service
(ISS), has been retained by PIA for their fundamental research on proxy questions and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of PIA's clients. PIA has directed ISS that in the event shares are going to be blocked from trading or otherwise will be restricted in the specific country from the time the vote is cast until the adjournment of the meeting, ISS will abstain from voting.

ISS will inform PIA's proxy administrator of any proxies that do not fall within the adopted guidelines. PIA's proxy administrator will send the proxies in question to the appropriate portfolio manager for review, documentation of vote rationale, and signature. In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the CIO for execution.

CONFLICTS OF INTEREST

PIA has developed this policy to serve the collective interests of our clients, and accordingly, will generally vote pursuant to this policy when conflicts of interest arise. Potential conflicts of interest may arise through business relationships, personal relationships, or familial relationships involving PIA or PIA personnel. When there are proxy voting proposals, however, that give rise to conflicts of interest the proxy shall be voted consistent with the recommendations of ISS provided that PIA believes that such a vote is consistent with the best interests if its clients.

RECORD KEEPING

PIA maintains detailed records on proxy voting. PIA will maintain files relating to its proxy voting procedures and policies. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with the records for the first two years kept in PIA's offices. Records of the following will be included in the files:

               o Copies of PIA's proxy voting procedures and policies, and any amendments;

               o Copies of any documents PIA (i.e., the Proxy Manager) created that were material to making a decision how to vote proxies, or that memorialize that decision; and

               o Copies of each written client request for information on how PIA voted a client's proxies, and a copy of any written response to any (written or oral) client request for information on how PIA voted the client's proxies.

PIA clients may obtain information about how their proxies were voted or a copy of appropriate Proxy Voting Reports by contacting Kevin Pilotti (phone:
215-419-6780; email: kevin_pilotti@piadvisors.net). A summary of PIA's proxy voting policy is provided in PIA's Form ADV and is available at client's request.

                       CARDINAL CAPITAL MANEGEMENT, L.L.C.
                      PROXY VOTING POLICIES AND PROCEDURES

                              AS OF AUGUST 1, 2003

I.       POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Cardinal Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.       PROXY VOTING PROCEDURES

          (a) All proxies received by Cardinal Capital will be sent to Thomas J. Spelman. Thomas J. Spelman will:
                  (1) Keep a record of each proxy received;

                  (2) Forward the proxy to the appropriate Portfolio Manager.

                  (3) Determine which accounts managed by Cardinal Capital hold the security to which the proxy relates; (3) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Cardinal Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

                  (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Cardinal Capital should vote the proxy. The Portfolio Manager will send its decision on how Cardinal Capital will vote a proxy to Thomas J. Spelman. Thomas J. Spelman is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

                  (6) Cardinal Capital may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, Thomas
j. Spelman shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.     VOTING GUIDELINES

         In the absence of specific voting guidelines from the client, Cardinal Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Cardinal Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

         Generally, Cardinal Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

         Generally, Cardinal Capital will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

                  For other proposals, Cardinal Capital shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

                  (1) Whether the proposal was recommended by management and Cardinal Capital's opinion of management;

                  (2)      Whether  the  proposal  acts  to  entrench   existing
                           management; and

                  (3) Whether the proposal fairly compensates management for past and future performance.

IV.      CONFLICTS OF INTEREST

         (1) Thomas J. Spelman will identify any conflicts that exist between the interests of Cardinal Capital and its clients. This examination will include a review of the relationship of Cardinal Capital and its affiliates with the issuer of each security [and any of the issuer's affiliates] to determine if the issuer is a client of Cardinal Capital or an affiliate of Cardinal Capital or has some other relationship with Cardinal Capital or a client of Cardinal Capital.

         (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Cardinal Capital will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Cardinal Capital determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Cardinal Capital will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.       DISCLOSURE

         (a) Cardinal Capital will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Thomas J. Spelman via e-mail or telephone at TSPELMAN@CARDCAP.COM in order to obtain information on how Cardinal Capital voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Cardinal Capital voted the client's proxy.

         (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Cardinal Capital's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Cardinal Capital's Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  RECORDKEEPING

         Thomas J. Spelman will maintain files relating to Cardinal Capital's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Cardinal Capital. Records of the following will be included in the files:

         (a) Copies of these proxy voting policies and procedures, and any amendments thereto.


         (b) A copy of each proxy statement that Cardinal Capital receives, provided however that Cardinal Capital may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         (c) A record of each vote that Cardinal Capital casts.

         (d) A copy of any document Cardinal Capital created that was material to making a decision how to vote proxies, or that memorializes that decision.

         (e) A copy of each written client request for information on how Cardinal Capital voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Cardinal Capital voted its proxies.

                         WALTER SCOTT & PARTNERS LIMITED

                             PROXY VOTING PROCEDURES

      WSPL may exercise voting authority over proxies with respect to securities held by certain of its clients. In exercising that authority, WSPL intends to comply with the requirements of Investment Advisers Act of 1940 (the "Advisers Act") and the ERISA, as applicable. These policies and procedures are designed to facilitate that compliance and ensure that WSPL exercises discretionary proxy voting authority in its clients' best interests. These procedures do not apply in any instance where a client has not granted WSPL discretionary voting authority either because the client has (a) retained voting discretion, (b) granted discretion to a third party or (c) directed that WSPL vote proxies in a particular manner.

      FIDUCIARY   CONSIDERATIONS.   When  a  client  grants  WSPL  proxy  voting
      authority, WSPL owes that client a duty of care to monitor corporate actions and take timely action with respect to proxies received with respect to client holdings. Similarly, WSPL owes a duty of loyalty to vote those client proxies in a manner consistent with the client's best interests without regard for any interest WSPL may have in the matter. When voting proxies on behalf of a client that is an ERISA plan, WSPL must act in accordance with the duties of loyalty and prudence it owes the plan and for the exclusive benefit of the plan's participants and beneficiaries.

      MONITORING PROXY ACTIVITY. WSPL receives notice of proxy activity with respect to client holdings through the custodians that hold client securities. As part of its research activities, WSPL's portfolio management also monitors for corporate actions by issuers held in client portfolios.

      PROXY VOTING. In the absence of a conflict of interest, the decision on how a particular proxy is voted is generally made by the WSPL investment professional primarily responsible for that particular investment (the "stock champion") based on what is in the best interest of the particular client for whom the proxy is being voted. WSPL defines a client's best interest fundamentally with reference to the impact that the issue being voted upon may have on the desirability of owning the security from the client's perspective.

      WSPL believes that the quality of a company's management is an important consideration in determining whether the company is a suitable investment. WSPL also recognises that management can offer valuable insights by virtue of its central role in a company's affairs. Accordingly, WSPL will generally weigh management's views in determining how to vote a proxy, subject in all events to WSPL's overall analysis of the likely effect of the vote on its client's interest in the company.

      PROXY VOTING POSITIONS. WSPL generally vote with the management as we feel that management should be allowed to make those decisions that are essential to the ongoing operations of the company. If WSPL votes against the management the shares are generally sold. However, disagreement over one or two specific issues may not necessarily trigger a sale.

      Our normal position on non-routine topics is shown below:

      CORPORATE GOVERNANCE ISSUES

      WSPL will evaluate each proposal separately. WSPL will generally vote in favour of a management sponsored proposal to increase corporate governance and disclosure unless the proposal is likely to have a negative effect on the interests of shareholders.

      CHANGES TO CAPITAL STRUCTURE

      WSPL will evaluate each proposal separately. Generally WSPL will vote for changes such as stock splits which would enhance liquidity and open market share repurchase plans where all shareholders can participate pro rata but against proposals designed to discourage merger and acquisitions and other measures which do not provide shareholders with economic value.

STOCK OPTION PLANS & COMPENSATION

      WSPL will evaluate each proposal separately but generally vote for compensation plans that are reasonable but against those that are unduly generous or would result in excessive dilution to other shareholders.

      SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

      WSPL will evaluate each proposal separately but would generally vote against proposals that involve an economic cost to the company or restrict the freedom of the management to operate in the best interests of the company and of its shareholders.

      RESOLVING POTENTIAL MATERIAL CONFLICTS OF INTEREST. The WSPL Committee is responsible for identifying potential conflicts of interest that may be material to the proxy voting process. Examples of potential conflicts of interest include situations in which WSPL or its personnel:

          o Manage a pension plan for, or provides other services to, a company whose management is soliciting proxies;

          o Has a direct or indirect material business relationship with a proponent of a proxy proposal that may influence how the proxy vote is cast;

          o Has a business or personal relationship with participants in a proxy contest, corporate officers, corporate directors or candidates for directorships.


      Once it has identified a potential material conflict of interest, the Committee will resolve the conflict prior to voting the proxy in question. The Committee may resolve the conflict of interest by (a) obtaining informed client consent, (b) applying a pre-determined policy that is designed to serve the client's interests rather than WSPL's, provided that the application of the policy to the proxy in question requires the exercise of little or no discretion on WSPL's part, (c) applying a pre-determined policy based upon the recommendations of an independent third party, (d) implementing the recommendation of a third party engaged by the client or (e) in any other manner reasonably designed to fulfill WSPL's fiduciary duty to the client.


      RECORD KEEPING. In connection with its exercise of discretionary voting authority for its clients, WSPL maintains records of (a) these proxy voting policies and procedures, as amended from time to time; (b) proxy statements received regarding securities held by those clients; (c) votes cast on behalf of those clients; (d) client requests for proxy voting information; and (e) documents that were material to the voting decision for a client proxy or that reflected the basis for such decision (including the resolution of any material conflict of interest).

                     BROWN INVESTMENT ADVISORY, INCORPORATED

                      PROXY VOTING PROCEDURES AND POLICIES
                  REGARDING BROWN ADVISORY GROWTH EQUITY FUND,
                    BROWN ADVISORY INTERMEDIATE INCOME FUND,
                    BROWN ADVISORY SMALL-CAP GROWTH FUND AND
                        BROWN ADVISORY VALUE EQUITY FUND

                               AS OF JULY 31, 2003


I.       GENERAL STATEMENT

Brown Investment Advisory, Incorporated (the "Advisor") has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Intermediate Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Value Equity Fund (each a "Fund"), each a series of Forum Funds (the "Trust"), a registered investment company.
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Advisor will vote those proxies in the best interest of the Funds' shareholders and in accordance with these procedures and policies.

II.      POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment advisor to the Funds, Advisor has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest," means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III.     RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Advisor's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C.       A record of each vote that the Advisor casts.

         D. A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Advisor voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

IV.      DISCLOSURE

         A. The Advisor will disclose in its Form ADV Part II that its clients may contact the Advisor, by toll-free telephone number in order to obtain information on how the Advisor voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Advisor voted the client's proxy.


         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Advisor's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Advisor will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

                                     Part C
                                Other Information

Item 23.  Exhibits

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit
              (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(c)           See Sections 2.04 and 2.07 of the Trust Instrument as filed as
              Exhibit (a).

(d)       (1)  Investment Advisory Agreement between Registrant and H.M.
               Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No.62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

          (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

          (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

          (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

          (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

          (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

          (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

          (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

          (9) Form of Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (10) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

          (11) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

          (12) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

          (14) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

          (15) Sub-Advisory   Agreement   between  Brown   Investment   Advisory
               Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

          (16) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

          (17) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

          (18) Interim Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).


          (19) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit
               (d) (19) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (20) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).


          (21) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (22) Form of Investment  Advisory  Agreement  between  Registrant  and
               Insight Capital Research and Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (23) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (24) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).


          (25) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (26) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (27) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d) (27) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).


          (28) Sub-Advisory   Agreement   between  Brown   Investment   Advisory
               Incorporated and Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).


          (29) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (29) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (30) Form of Interim Investment  Advisory Agreement between Registrant
               and Golden Capital  Management,  LLC (Exhibit   incorporated  by
               reference as filed as Exhibit (d) (30) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (31) Form of Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).


 (e)      (1)  Form of Selected Dealer Agreement between Forum Fund Services,
               LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002,accession number 0001004402-02-000540).

          (2) Distribution Agreement between Registrant and Forum Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

(f)            None.

(g)       (1)  Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number
               0001004402-02-000280).

          (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

          (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

          (4) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h)       (1)  Administration Agreement between Registrant and Forum
               Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

          (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

          (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

          (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
               (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

          (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

          (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C
               Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

          (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

          (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

          (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


          (11) Shareholder  Service Plan of Registrant  dated September 14, 2004
               relating  to Brown  Advisory  Funds (Exhibit   incorporated  by
               reference as filed as Exhibit (h) (11) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).


          (12) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

          (13) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (14) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (15) Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (16) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).


          (17) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h) (17) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).


          (18) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

          (19) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (20) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated June 30, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (21) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (22) Form of Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (23) Form of Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (24) Form of Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).


          (25) Compliance Services Agreement between Registrant and Foreside Fund Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 (Exhibit incorporated by reference as filed as Exhibit (h) (25) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

(i)           Opinion and Consent of Counsel is filed herewith as Exhibit (i).

(j)           Consent of Independent Auditors is filed herewith as Exhibit (j).


(k)           None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number
              0001004402-98-000307).

(m)       (1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11,
              2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

          (2)  Rule 12b-1 Plan dated  August 1, 2002 (as  amended  November  18,
               2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

          (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (5) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (6) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (m)(6) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (7) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (m)(7) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (8) Rule 12b-1 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (m)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).


          (9) Rule 12b-1 Plan adopted by Registrant for Steepleview Fund (Exhibit incorporated by reference as filed as Exhibit (m) (9) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).


(n)       (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002)
              adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (2)  Rule 18f-3 Plan dated  August 1, 2002 (as  amended  November  18,
               2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

          (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit
               incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (5) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit
               (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (6) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (7) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit
               (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (8) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

(p)       (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

          (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

          (5) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

          (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

          (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

          (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

          (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

          (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

          (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

          (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

          (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

          (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

          (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

          (21) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

          (22) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (23) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (24) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (25) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (26) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit
               (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (27) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (28) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (29) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (30) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (31) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (32) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (33) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (34) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (35) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (36) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (37) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (38) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (39) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (40) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(40) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).


          (41) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (42) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Exhibit A in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241)).



Item 24.  Persons Controlled by Or Under Common Control with Registrant

         None

Item 25.  Indemnification

         In accordance with Section 3803 of the Delaware Business Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02. Indemnification

         (a) Subject to the exceptions and limitations contained in Section (b) below:

                  (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither
               Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written  opinion of  independent  legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to
         believe   that  such  Covered   Person  will  be  found   entitled  to
         indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

         "Section 4. Standard of Care. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

         "Section 5. Standard of Care. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         With respect to indemnification of the underwriter of the Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                  (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 26.  Business and Other Connections of Investment Adviser

(a)      Adams, Harkness & Hill, Inc.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................

(b) AH Lisanti Capital Growth, LLC
--------------------------------------------------------------------------------

The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH
Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         .................................... ................................... ....................................
         Mary Lisanti                         President                           AH Lisanti
         .................................... ................................... ...................................
         Timothy J. McMahon                   Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director and CEO           AHH
                                                                                  60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... ................................... ...................................
         Stephen Zak                          Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director, CFO and          AHH
                                              Treasurer                           60 State Street, Boston,
                                                                                  Massachusetts 02104
                                              ................................... ....................................
(c) Austin Investment Management, Inc.

The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary
(d) Auxier Asset Management LLC

The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James J. Auxier                      Chief Executive Officer              Auxier
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Shauna C. Tweedy                     Chief Financial Officer              Auxier


(e) Bainbridge Capital Management, LLC

The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
                                              .................................... ...................................
         Richard J. Berthy                    President, Manager and Secretary     BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
                                              .................................... ...................................
         Les C. Berthy                        Vice President, Manager and Senior   BCM
                                              Portfolio Manager
                                              .................................... ...................................
         Carl Bright                          Vice President and Treasurer         BCM
                                              .................................... ...................................
                                              President, Regional Sales Manager    Foreside Fund Services, LLC
                                              .................................... ...................................
                                              .................................... ...................................
         Nanette K. Chern                     Chief Compliance Officer             BCM
         ....................................

(f)      Brown Investment Advisory Incorporated

The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital Holdings,
Inc. is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President & Director                 Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         ....................................
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer & Director                 Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary & Director                 Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company
                                              .................................... ..................................
                                              .................................... ..................................
         Patrick J. Ventura                   Chief Compliance Officer             Brown

(g)      Cardinal Capital Management, L.L.C.

The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... ....................................
         .................................... .................................... ...................................
         Amy K. Minella                       Managing Partner                     Cardinal
         .................................... ....................................
         .................................... .................................... ...................................
         Eugene Fox                           Managing Director                    Cardinal
         ....................................
                                              .................................... ...................................
         Robert B. Kirkpatrick                Managing Director                    Cardinal
                                                                                   ...................................


         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer/Chief Compliance Officer

(h) D.F. Dent and Company, Inc.

The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent
         .................................... .................................... ..................................

(i) Golden Capital Management, LLC

The  following  chart  reflects the  directors  and  officers of Golden  Capital
Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square,
10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Greg Golden                          Principal, President & CEO           Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jeff C. Moser                        Principal, Managing Director         Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jonathan Cangalosi                   Managing Director                    Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Lynette Alexander                    Managing Director & CCO              Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Robi Elnekave                        Managing Director                    Golden Capital Management
         .................................... .................................... ..................................

(j) H.M. Payson & Co.

The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................


(k)      King Investment Advisors, Inc.

The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................


         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(l) Mastrapasqua & Associates, Inc.

The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee,
37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(m) Philadelphia International Advisors, LP

The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         ....................................
                                              .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                                                                   ...................................
                                              ....................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         ....................................
                                              .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         ....................................
                                              .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(n) Polaris Capital Management, Inc.

The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(o) Shaker Investments, LLC

The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
                                              ................................. .....................................
(p) Spears, Grisanti & Brown, LLC

The following  chart  reflects the directors and officers of Spears,  Grisanti &
Brown,  LLC,  including their business  connections,  which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York,
New York, 10111 and, unless otherwise indicated below, that address is the principal business  address of any  company  with which the  directors  and  officers  are connected.


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         William G. Spears                    Director and Principal            Spears, Grisanti & Brown
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Vance C.Brown                        Principal                         Spears, Grisanti & Brown
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Christopher C. Grisanti              Principal                         Spears, Grisanti & Brown
                                              ................................. .....................................



(q) Windowpane Advisors, LLC

The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Michael Stolper                      President                         Windowpane
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Barbara Ann Malone                   Managing Director                 Windowpane
                                              ................................. .....................................


(r) Hellman, Jordan Management Co., Inc.

The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Gerald R. Jordan, Jr.                President                         Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Gerald Reid Jordan                   Executive Vice President          Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Nicholas Gleysteen                   Senior Vice President             Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Susan G. Lynch                       Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Luke Murphy                          Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Ethan T. Brown                       Vice President                    Hellman
                                              ................................. .....................................

(s) Insight Capital Research & Management, Inc.


The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         James O. Collins                     Chief Executive Officer           Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Lisa Miller                          Executive Vice President          Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Charles Gehring                      Vice President                    Insight
         .................................... ................................. .....................................

(t)      Walter Scott & Partners Limited


The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Walter G. Scott                      Chairman                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John Clark                           Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Marilyn R. Harrison                  Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kenneth J. Lyall                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James D. Smith                       Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Pamela J. Maxton                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alistair Lyon-Dean                   Secretary and Chief Compliance       Walter Scott
                                              Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alan McFarlane                       Managing Director                    Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Frances S. Bentley-Hamlyn            Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Rodger H. Nisbet                     Director                             Walter Scott
         .................................... .................................... ....................................

(u) Absolute Investment Advisers, LLC

The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Anthony R. Bosch                     Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Brian D. Hlidek                      Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James P. Compson                     Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Christian E. Aymond                  Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alexander H. Petro                   Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Fort Hill Capital Management         Direct Owner                         Absolute
         .................................... .................................... ....................................

(v) Aronson+Johnson+Ortiz, LP

The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Theodore R. Aronson                  Managing                             Aronson;
                                              Principal;
                                              Limited                              Member of Aronson+Johnson+Ortiz,
                                              Partner;                             LLC
                                              Member of Aronson+ Johnson+ Ortiz,
                                              LLC
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Martha E. Ortiz                      Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kevin M. Johnson                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Paul E. Dodge                        Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Stefani Cranston                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gina Maria N. Moore                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gregory J. Rogers                    Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Aronson+Johnson+Ortiz, LLC           General Partner                      Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Joseph F. Dietrick                   Chief Compliance                     Aronson
                                              Officer;            Chief Legal
                                              Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Douglas D. Dixon                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert B. Wenzinger                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................

(w)      Bernzott Capital Advisors


The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Kevin Bernzott                       Chairman; CEO;                       Bernzott
                                              Compliance Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter F. Banks                       President;                           Bernzott
                                              Chief Investment Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Dale A. Eucker                       Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Randall A. Schouten                  Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Priscilla A. Olsen                   Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter D. Demartino                   Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Thomas A. Derse                      Chief Financial Officer              Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kathleen A. Loretto                  Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Bernzott Capital Advisors  Profit    Shareholder                          Bernzott
         Sharing Plan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Margaret A. Schouten                 Director                             Bernzott
         .................................... .................................... ....................................

(x) Contravisory Research & Management Corp.

The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts
02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         George E. Noonan, Jr.                President                            Contravisory
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William M. Noonan                    Vice President                       Contravisory
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Philip A. Noonan                     Vice President                       Contravisory
         .................................... .................................... ....................................

(y) Grantham, Mayo, Van Otterloo & Co., LLC

The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Robert J. Grantham                   Founding                             GMO
                                              Member;
                                              GMO, LLC Board Chairman
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Scott E. Eston                       Member; Chief Financial Officer      GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Richard A. Mayo                      Capital Member                       GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Eyk A.D.M. Van Otterloo              Founding                             GMO
                                              Member;                       GMO,
                                              LLC Board Member
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John W. Rosenblum                    Member;                              GMO
                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Christopher Darnell                  Member; GMO, LLC Board Member;       GMO
                                              Investment Director
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jon L. Hagler                        Member;                              GMO
                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Arjun Divecha                        Member; GMO, LLC Board Member;       GMO
                                              Executive Committee
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William Nemerever                    Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Ann M. Spruill                       Member; GMO, LLC Board Member;       GMO
                                              Executive Committee; Investment
                                              Director
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Thomas F. Cooper                     Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Anthony Ryan                         Member; Executive Committee          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Benjamin Inker                       Member; Executive Committee;         GMO
                                              Investment Director
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Julie L. Perniola                    Compliance Officer                   GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert M. Soucy                      Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kirk Ott                             Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Edmond G. Choi                       Member; Investment Director          GMO
         .................................... .................................... ....................................

(z) Horizon Asset Management, Inc.


The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Denise M. Kashey                     Director                             Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Steven Bregman                       Director; President                  Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter Doyle                          Director; Vice President;            Horizon
                                              Secretary
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Thomas C. Ewing                      Director                             Horizon
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of                          Horizon
                                              Compliance;               General
                                              Counsel
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John Meditz                          Vice Chairman; Director              Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Murray Stahl                         Chairman; Treasurer                  Horizon
         .................................... .................................... ....................................

(aa) Kinetics Asset Management, Inc.


The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Bruce P. Abel                        Director; Secretary                  Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lawrence P. Doyle                    Chairman                             Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter Doyle                          President; CEO;                      Kinetics
                                              Director;              Chief
                                              Investment Strategist
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of Compliance               Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Leonid Polyakov                      Director; CFO                        Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James G. Doyle                       Director; Chief Counsel              Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Frank Costa                          Shareholder                          Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kinetics Voting Trust                Trust is Shareholder                 Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Susan C. Conway                      Shareholder                          Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Karen & Larry Doyle Irrevocable      Shareholder                          Kinetics
         Trust
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Karen Doyle Trust                    Shareholder                          Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lawrence Doyle Trust                 Shareholder                          Kinetics
         .................................... .................................... ....................................

(bb) Loomis, Sayles & Company, L.P.

The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Loomis, Sayles & Company, Inc.       General Partner of Registrant        Loomis
         ("LSCI")
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management North          Limited Partner of Registrant;       Loomis; Shareholder of IXIS AM
         America, L.P. ("IXIS AM NA")         Shareholder (IXIS AM Holdings)       Holdings
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert J. Blanding                   Chief Executive Officer of           Loomis
                                              Registrant;
                                              Director of General Partner
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kevin P. Charleston                  Chief Financial Officer of           Loomis
                                              Registrant;
                                              Director of General Partner
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Daniel J. Fuss                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John F. Gallagher                    Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lauriann C. Kloppenburg              Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter S. Voss                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John R. Gidman                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Donald P. Ryan                       Chief Compliance Officer of          Loomis
                                              Registrant
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jaehoon Park                         Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jean S. Loewenberg                   Chief Legal Officer of Registrant;   Loomis
                                              Director of General Partner
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Mark E. Smith                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management Holdings,      Shareholder                          LSCI
         LLC ("IXIS AM Holdings")
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management US, LLC        General Partner                      IXIS AM NA
         ("IXIS AM US LLC")
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management US             Limited                              IXIS AM
         Corporation ("IXIS AM US")           Partner;                             NA;
                                              Member                               IXIS AM US LLC
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management   ("IXIS AM")  Shareholder of Common Stock          IXIS AM US
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Caisse Nationale Des Caisses         Shareholder                          IXIS AM
         D'Epargne ("CNCE")                                                        GROUP;
                                                                                   IXIS AM US
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Caisse Des Depots ET Consignations   Shareholder                          CNCE
         ("CDC")
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         IXIS Asset Management Group          Shareholder                          IXIS AM
         ("IXIS AM GROUP")
         .................................... .................................... ....................................

(cc) Metropolitan West Asset Management, LLC

The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles,
California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Metropolitan West                    Member                               Metropolitan
         Financial, LLC
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Tad Rivelle                          Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Laird R. Landmann                    Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Scott B. Dubchansky                  Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Richard S. Hollander                 Director; Member                     Metropolitan; Member
                                              of                         MW        of                         MW
                                              Holdings, LLC                        Holdings, LLC
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lara E. Mulpagano                    Chief Operating Officer              Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Stephen M. Kane                      Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Joseph D. Hattesohl                  Chief Financial Officer              Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         David B. Lippman                     Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Anthony C. Scibelli                  Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Patrick A. Moore                     Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Keith T. Kirk                        Chief Compliance Officer             Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         MW Holdings, LLC                     Interest Owner                       Metropolitan West Financial, LLC
         .................................... .................................... ....................................

(dd) Moody Aldrich Partners, LLC



The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Amory A. Aldrich, Jr.                Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William B. Moody                     Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert J. Grantham                   Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Eyk H.A.D.M. Van Otterloo            Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Scott M. Spangler                    Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Michael C. Pierre                    Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Timothy J. Ehrman                    Member                               Moody
         .................................... .................................... ....................................


(ee) Scout Investment Advisors, Inc.

The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         James L. Moffett                     Chairman; Director                   Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John C. Pauls                        Secretary                            Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Manuel A. Andrade                    Director                             Scout
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         UMB Bank, N.A.                       Shareholder                          Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James A. Reed                        Director; Vice President             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Edward J. McShane                    Director                             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gary W. Dicenzo                      Senior Vice President                Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Bradley S. Kastler                   Chief Compliance Officer             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William B. Greiner                   President; Chief Executive           Scout
                                              Officer; Chief Investment Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Joseph J. Gazzoli                    Director                             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         UMB Financial Corporation            Shareholder                          UMB Bank, N.A.
         .................................... .................................... ....................................

(ff) SSI Investment Management, Inc.

The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         John D. Gottfurcht                   President                            SSI
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Amy J. Gottfurcht                    Chairman; CEO; Secretary             SSI
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         George M. Douglas                    Vice                                 SSI
                                              President;
                                              Chief Investment Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Syed F. Mehdi                        CCO;                                 SSI
                                              Vice President Human Resources
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         David W. Rosenfelder                 Vice                                 SSI
                                              President;
                                              Senior Portfolio Analyst
         .................................... .................................... ....................................

(gg)     TT International Investment Management

The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United
Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Timothy A. Tacchi                    Senior General Partner               TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alexander S.M. Carswell              General Partner; Finance & Admin     TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Mark S. Williams                     General                              TT International
                                              Partner;
                                              Marketing & Client Servicing
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         David J.S. Burnett                   Managing Partner (General)           TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John D. Hobson                       General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Dean L. Smith                        General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Martin A.F. Shenfield                General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Samuel A. Allison                    General                              TT International
                                              Partner;
                                              Chief Compliance Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Richard W. Simpson                   General Partner; Head of IT          TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Pauline S. Pong                      General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Douglas E. Sankey                    General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Margaret A. Leach                    General                              TT International
                                              Partner;
                                              Chief Financial Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Martin A. Pluck                      General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Patrick E. Deane                     General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Mark H. Eady                         General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Nicholas B. Bluffield                General Partner; Macro Trading       TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Anthony J. Moorhouse                 General Partner; Head of Trading     TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Roger S. Bernheim                    General Partner                      TT International
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Lars J. Nielsen                      General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Helen B. Marsden                     General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Andrew D. Raikes                     General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gawain M. Barnard                    General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jonathan P. Bolton                   General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter N. Robson                      General Partner                      TT International
         .................................... .................................... ....................................

(hh) TWIN Capital Management, Inc.

The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Geoffrey Gerber                      President; CIO                       TWIN
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James D. Drake                       Controller;                          TWIN
                                              Chief Compliance Officer
         .................................... .................................... ....................................

(ii) Yacktman Asset Management Co.

The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Donald A. Yacktman                   President; Secretary; Treasurer;     Yacktman
                                              Chief Compliance Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
          Ronald W. Ball                      Senior Vice President                Yacktman
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Stephen A. Yacktman                  Vice President                       Yacktman
         .................................... .................................... ....................................

(jj) Merk Investments, LLC

The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Axel Merk                            President                            Merk
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Kimberly Schuster                    Chief Compliance Officer             Merk
         .................................... .................................... ..................................


(kk) Dover Corporate Responsibility Management LLC

The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Richard M. Fuscone                   Chairman                             Dover
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael P. Castine                   President                            Dover
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Christopher J. Wolfe                 Director of Research                 Dover
         .................................... .................................... ..................................

Item 27.  Principal Underwriters

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:



         American Beacon Funds                                   Henderson Global Funds
         Bridgeway Funds                                         ICM Series Trust
         Century Capital Management Trust                        Monarch Funds
         Forum Funds                                             Sound Shore Fund, Inc.
         Wintergreen Fund. Inc.

(b)      The following are officers of Foreside Fund Services, LLC, the
         Registrant's underwriter. Their business address is Two Portland
         Square, First Floor, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Simon D. Collier                      Managing Director                  President (Principal Executive
                                                                                  Officer)
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carl A. Bright                        President & Treasurer              Principal Financial Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         AML Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary
         .....................................
(c)      Not Applicable.

Item 28.  Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

Item 29.  Management Services

         Not Applicable.

Item 30.  Undertakings

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 194, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 30, 2005.



                                    Forum Funds


                                    By: /s/ Simon D. Collier
                                       -----------------------------------------
                                       Simon D. Collier, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 30, 2005.


(a)      Principal Executive Officer

         /s/ Simon D. Collier
         -------------------------------
         Simon D. Collier
         President

(b)      Principal Financial Officer

         /s/ Carl A. Bright
         -------------------------------
         Carl A. Bright
         Principal Financial Officer

(c) A majority of the Trustees


         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:  /s/ David M. Whitaker
              ---------------------------------------
         David M. Whitaker
         Attorney in fact*

 *Pursuant to powers of attorney filed as Other Exhibits (A) to this Registration Statement.

                                  EXHIBIT LIST


(i)     Opinion and Consent of Counsel.

(j)     Consent of Independent Auditors.